As filed with the Securities and Exchange Commission on January 22, 1999
                                                              File No. 33-63731


                        SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                        FORM S-6


                  FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                   SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                        FORM N-8B-2


A.  Exact name of Trust:  ICMG Registered Variable Life Separate Account One


B.  Name of depositor:    Hartford Life and Annuity Insurance Company


C.  Complete address of depositor's principal executive offices:

    P.O. Box 2999
    Hartford, CT  06104-2999


D.  Name and complete address of agent for service:

    Marianne O'Doherty
    Hartford Life Insurance Company
    P.O. Box 2999
    Hartford, CT  06104-2999


E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.  Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                           RECONCILIATION AND TIE BETWEEN
                             FORM N-8B-2 AND PROSPECTUS


Item No. of
Form N-8B-2                 CAPTION IN PROSPECTUS
------------                ---------------------

1.                          Cover page

2.                          Cover page

3.                          Not applicable

4.                          Hartford; Distribution of the Policy

5.                          Summary - The Separate Account

6.                          The Separate Account

7.                          Not required by Form S-6

8.                          Not required by Form S-6

9.                          Legal Proceedings

10.                         Summary; The Funds; Detailed Description of
                            Certificate Benefits and Provisions;
                            Other Matters - Voting Rights, Dividends

11.                         Summary; The Funds

12.                         Summary;  The Funds

13.                         Deductions and Charges From Investment Value;
                            Distribution of the Policy; Federal Tax
                            Considerations

14.                         Detailed Description of Certificate Benefits and
                            Provisions - Enrollment for a Certificate

15.                         Detailed Description of Certificate Benefits and
                            Provisions - Allocation of Premium Payments

16.                         The Funds; Detailed Description of Certificate
                            Benefits and Provisions - Allocation of Premium
                            Payments

17.                         Summary; Detailed Description of Certificate
                            Benefits and Provisions - Values Under the
                            Certificate, Surrender of the Certificate; The
                            Right to Examine the Certificate


Item no. of
Form N-8B-2                 CAPTION IN PROSPECTUS
-----------                 ---------------------

18.                         The Funds; Detailed Description of Certificate
                            Benefits and Provisions - Deductions and Charges
                            From Investment Value; Federal Tax Considerations

19.                         Other Matters - Statements to Owners

20.                         Not applicable

21.                         Detailed Description of Certificate Benefits and
                            Provisions - Loans

22.                         Not applicable

23.                         Safekeeping of Separate Account Assets

24.                         Other Matters - Assignment

25.                         Hartford

26.                         Not applicable

27.                         Hartford

28.                         Hartford

29.                         Hartford

30.                         Not applicable

31.                         Not applicable

32.                         Not applicable

33.                         Not applicable

34.                         Not applicable

35.                         Distribution of the Policy

36.                         Not required by Form S-6

37.                         Not applicable

38.                         Distribution of the Policy


Item no. of
Form N-8B-2                 CAPTION IN PROSPECTUS
-----------                 ---------------------

39.                         Hartford; Distribution of the Group Policy

40.                         Not applicable

41.                         Hartford; Distribution of the Group Policy

42.                         Not applicable

43.                         Not applicable

44.                         Detailed Description of Certificate Benefits and
                            Provisions - Allocation of Premium Payments

45.                         Not applicable

46.                         Detailed Description of Certificate Benefits and
                            Provisions - Values Under the Certificate

47.                         The Funds

48.                         Cover Page; Hartford

49.                         Not applicable

50.                         The Separate Account

51.                         Summary; Hartford; Detailed Description of
                            Certificate Benefits and Provisions

52.                         The Funds, General

53.                         Federal Tax Considerations

54.                         Not applicable

55.                         Not applicable

56.                         Not required by Form S-6

57.                         Not required by Form S-6

58.                         Not required by Form S-6

59.                         Not required by Form S-6

                                       PART I

                                OMNISOURCE-SM-
                     GROUP FLEXIBLE PREMIUM VARIABLE LIFE
                              INSURANCE POLICIES
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999
[LOGO]                     TELEPHONE (800) 861-1408

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This Prospectus describes information You should know before You enroll for coverage under the OmniSource-SM- group flexible premium variable life insurance policy. Please read it carefully.


The OmniSource-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to a Participating Employer. We will issue You a certificate of insurance that describe Your rights, benefits, obligations and options under the group policy, including Your payment of premiums and Our payment of a death benefit to Your beneficiaries. OmniSource-SM- is a group flexible premium variable life insurance policy. It is:



x Flexible premium, because You have options when selecting the timing and amounts of Your premium payments.



x Variable, because the value of Your life insurance coverage may fluctuate with the performance of the stock market.



After You enroll, You allocate Your payments to Investment Divisions of Our separate account, an account that keeps Your life insurance Certificate assets separate from Our company assets. These Investment Divisions then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These Funds are not the same mutual funds that You buy through Your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. Coverage under this group life insurance policy offers You Funds with investment strategies ranging from conservative to aggressive and You may pick those Funds that meet Your investment style. The current Investment Divisions and the underlying Portfolios of the Funds are:



INVESTMENT DIVISION                                               UNDERLYING PORTFOLIO
----------------------------------------      ------------------------------------------------------------
Hartford Capital Appreciation Investment  --  shares of Class IA of the Hartford Capital Appreciation HLS
  Division                                    Fund, Inc. ("Hartford Capital Appreciation Fund")
Hartford Bond Investment Division         --  shares of Class IA of the Hartford Bond HLS Fund, Inc.
                                              ("Hartford Bond Fund")
Hartford Money Market Investment          --  shares of Class IA of the Hartford Money Market HLS Fund,
  Division                                    Inc. ("Hartford Money Market Fund")
NB AMT Limited Maturity Bond Investment   --  shares of Neuberger Berman Limited Maturity Bond Portfolio
  Division                                    of the Neuberger Berman Advisers Management Trust ("NB AMT
                                              Limited Maturity Bond Portfolio")
NB AMT Balanced Investment Division       --  shares of Neuberger Berman Balanced Division Portfolio of the Neuberger Berman Advisers Management Trust ("NB AMT
                                              Balanced Portfolio")
NB AMT Partners Investment Division       --  shares of Neuberger Berman Partners Portfolio of the
                                              Neuberger Berman Advisers Management Trust ("NB AMT Partners
                                              Portfolio")
Fidelity VIP High Income Investment       --  shares of VIP High Income Portfolio of the Variable
  Division                                    Insurance Products Fund
Fidelity VIP Equity-Income Investment     --  shares of VIP Equity-Income Portfolio of the Variable
  Division                                    Insurance Products Fund
Fidelity VIP Overseas Investment          --  shares of VIP Overseas Portfolio of the Variable Insurance
  Division                                    Products Fund
Fidelity VIP II Asset Manager Investment  --  shares of the VIP II Asset Manager Portfolio of the Variable
  Division                                    Insurance Products Fund II
Alger American Small Capitalization       --  Alger American Small Capitalization Portfolio of The Alger
  Investment Division                         American Fund ("Alger American Small Cap Portfolio")
Alger American Growth Investment          --  Alger American Growth Portfolio of The Alger American Fund
  Division                                    ("Alger American Growth Portfolio")
J.P. Morgan Bond Investment Division      --  J.P. Morgan Bond Portfolio of the J.P. Morgan Series Trust
                                              II
J.P. Morgan Equity Investment Division    --  J. P. Morgan Equity Portfolio of the J. P. Morgan Series
                                              Trust II
J.P. Morgan Small Company Investment      --  J. P. Morgan Small Company Portfolio of the J. P. Morgan
  Division                                    Series Trust II

INVESTMENT DIVISION                                               UNDERLYING PORTFOLIO
----------------------------------------      ------------------------------------------------------------
J. P. Morgan International Opportunities  --  J.P. Morgan International Opportunities Portfolio of J.P.
  Investment Division                         Morgan Series Trust II
MSDWUF Fixed Income Investment Division   --  Fixed Income Portfolio of the Morgan Stanley Dean Witter
                                              Universal Funds, Inc. ("MSDWUF Fixed Income Portfolio")
MSDWUF High Yield Investment Division     --  High Yield Portfolio of the Morgan Stanley Dean Witter
                                              Universal Funds, Inc. ("MSDWUF High Yield Portfolio")
MSDWUF Equity Growth Investment Division  --  Equity Growth Portfolio of the Morgan Stanley Dean Witter
                                              Universal Funds, Inc. ("MSDWUF Equity Growth Portfolio")
MSDWUF Value Investment Division          --  Value Portfolio of the Morgan Stanley Dean Witter Universal
                                              Funds, Inc. ("MSDWUF Value Portfolio")
MSDWUF Global Equity Investment Division  --  Global Equity Portfolio of the Morgan Stanley Dean Witter
                                              Universal Funds, Inc. ("MSDWUF Global Equity Portfolio")
MSDWUF Emerging Markets Equity            --  Emerging Markets Equity Portfolio of Morgan Stanley Dean
  Investment Division                         Witter Universal Funds, Inc. ("MSDWUF Emerging Markets
                                              Equity Portfolio")
BT EAFE-Registered Trademark- Equity      --  EAFE-Registered Trademark- Equity Index Fund of the BT
  Index Investment Division                   Insurance Funds Trust ("BT EAFE-Registered Trademark- Equity
                                              Index Fund")
BT Equity 500 Index Investment Division   --  Equity 500 Index Fund of the BT Insurance Funds Trust ("BT
                                              Equity 500 Index Fund")
BT Small Cap Index Investment Division    --  Small Cap Index Fund of the BT Insurance Funds Trust ("BT
                                              Small Cap Index Fund")



If You decide to enroll for coverage under this life insurance policy, You should keep this Prospectus for Your records. Although We file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.



This Prospectus can also be obtained from the Securities and Exchange Commission's Website (HTTP://WWW.SEC.GOV).



This life insurance policy IS NOT:



-  a bank deposit or obligation



-  federally insured



-  endorsed by any bank or governmental agency



-  available for sale in all states

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PROSPECTUS DATED: MAY 1, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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                               TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    5
 SUMMARY...............................................................    7
 HARTFORD..............................................................    9
 THE SEPARATE ACCOUNT..................................................   10
 THE FUNDS.............................................................   10
   General.............................................................   10
     Hartford Funds....................................................   11
     Neuberger Berman Advisers Management Trust........................   11
     Variable Insurance Products Fund and Variable Insurance Products
      Fund II..........................................................   11
     The Alger American Fund...........................................   11
     J.P. Morgan Series Trust II.......................................   11
     Morgan Stanley Dean Witter Universal Funds, Inc...................   12
     BT Insurance Funds Trust..........................................   12
   The Portfolios......................................................   12
 DETAILED DESCRIPTION OF CERTIFICATE BENEFITS AND PROVISIONS...........   14
   General.............................................................   14
   Issuance of a Certificate...........................................   14
   Premiums............................................................   15
     Premium Payment Flexibility.......................................   15
     Allocation of Premium Payments....................................   15
     Accumulation Units................................................   15
     Accumulation Unit Values..........................................   15
     Premium Limitation................................................   16
   Values Under the Certificate........................................   16
   Surrender of the Certificate........................................   16
     Partial Withdrawals...............................................   16
   Transfers Among Investment Divisions................................   16
     Amount and Frequency of Transfers.................................   16
     Transfers to or from Investment Divisions.........................   17
     Asset Rebalancing.................................................   17
     Dollar Cost Averaging.............................................   17
     Procedures for Telephone Transfer.................................   18
   Valuation of Payments and Transfers.................................   18
   Processing of Transactions..........................................   18
   Loans...............................................................   18
     Loan Interest.....................................................   18
     Credited Interest.................................................   18
     Loan Repayments...................................................   18
     Termination Due to Excessive Debt.................................   19
     Effect of Loans on Investment Value...............................   19
   Death Benefit.......................................................   19
     Minimum Death Benefit Testing Procedures..........................   19
     Death Benefit Options.............................................   19
     Option Change.....................................................   19
     Payment Options...................................................   19
     Legal Developments Regarding Income Payments......................   20
     Beneficiary.......................................................   20
     Increases and Decreases in Face Amount............................   20
   Benefits at Maturity................................................   20
   Termination of Participation in the Policy..........................   20
   Lapse and Reinstatement While the Policy Is In Effect...............   21
     Lapse and Grace Period............................................   21
     Reinstatement.....................................................   21

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                                                         PAGE
                                                                         ----
   Enrollment for a Certificate........................................   21
   The Right to Examine the Certificate................................   21
   Deductions From Premium.............................................   21
     Front-End Sales Load..............................................   22
     Premium Related Tax Charge........................................   22
     DAC Tax Charge....................................................   22
   Deductions and Charges From Investment Value........................   22
     Monthly Deduction Amount..........................................   22
   Mortality and Expense Risk Charge...................................   23
   Taxes...............................................................   23
 OTHER MATTERS.........................................................   23
   Additions, Deletions or Substitutions of Investments................   23
   Voting Rights.......................................................   23
   Our Rights..........................................................   24
   Statements to Owners................................................   24
   Limit on Right to Contest...........................................   24
   Misstatement as to Age or Sex.......................................   25
   Assignment..........................................................   25
   Dividends...........................................................   25
   Experience Credits..................................................   25
 SUPPLEMENTAL BENEFITS.................................................   25
   Maturity Date Extension Rider.......................................   25
 EXECUTIVE OFFICERS AND DIRECTORS......................................   25
 DISTRIBUTION OF THE POLICY............................................   29
 SAFEKEEPING OF THE SEPARATE ACCOUNT ASSETS............................   29
 FEDERAL TAX CONSIDERATIONS............................................   30
   General.............................................................   30
   Taxation of Hartford and the Separate Account.......................   30
   Income Taxation of Certificate Benefits.............................   30
   Modified Endowment Contracts........................................   30
   Diversification Requirements........................................   31
   Federal Income Tax Withholding......................................   31
   Other Tax Considerations............................................   31
 LEGAL PROCEEDINGS.....................................................   31
 YEAR 2000.............................................................   31
 EXPERTS...............................................................   32
 REGISTRATION STATEMENT................................................   32
 APPENDIX A -- ILLUSTRATIONS OF DEATH BENEFIT, CASH VALUE AND CASH
   SURRENDER VALUE.....................................................   33
 FINANCIAL STATEMENTS..................................................



                THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:


ACCUMULATION UNIT: A unit of measure We use to calculate the value of an Investment Division.



ADJUSTABLE LOAN INTEREST RATE: The interest rate charged on Loans that is adjusted from time to time by Hartford.


ATTAINED AGE: The Issue Age plus the period since the Coverage Date.


BENEFICIARY: The person you designate as such. We include the name of Your designated beneficiary in the Certificate.



CASH SURRENDER VALUE: The Cash Value, less Debt, less accrued charges that we have not deducted.


CASH VALUE: The Investment Value plus the Loan Account Value.


CERTIFICATE: The form evidencing and describing Your rights, benefits, and options under the Policy. The Certificate will describe, among other things, (i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.


CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.


CHARGE DEDUCTION DIVISION: An Investment Division from which We deduct all charges if You elect to do so on Your Enrollment Form or if You later elect to do so.



CODE: The Internal Revenue Code of 1986, as amended.


COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which Coverage Months and Coverage Years are determined.


COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.



COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.


CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company.

DEATH BENEFIT: The Death Benefit option in effect determines how the Death Benefit is calculated. The two Death Benefit options are described under "Detailed Description of Certificate Benefits and Provisions -- Death Benefit."


DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any outstanding Debt plus any rider benefits payable.


DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the Adjustable Loan Interest Rate.


ENROLLMENT FORM: The form You must complete before We issue a Certificate.



FACE AMOUNT: The minimum Death Benefit as long as the Certificate is in force. We specify the Face Amount You chose on Your Certificate. We may change the Face Amount after Certificate issuance on your request or due to a change in Death Benefit option or a partial withdrawal.



FUNDS: The registered investment management companies in which assets of the Separate Account may be invested.



GENERAL ACCOUNT: The assets of Hartford other than the assets of the Separate Account.



HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.



HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.



INITIAL PREMIUM: The amount of premium initially payable.



INSURED: The person on whose life We issue the Certificate. We identify the Insured in the Certificate.



INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.


INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.


ISSUE AGE: As of the Coverage Date, the Insured's age on the Insured's nearest birthday.



LOAN: Any amount borrowed against the Investment Value under the Certificate.



LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.


LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) the General Account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the Adjustable Loan Interest Rate actually charged, reduced by not more than 1%.


MATURITY DATE: The date on which an Insured's coverage matures. We show this date in the Certificate. We will pay the Cash Surrender Value, if any, if the Insured is living on the Maturity Date, upon surrender of the Certificate to Hartford.


MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.


NET PREMIUM: The amount of premium credited to the Investment Divisions.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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OWNER OR YOU OR YOUR: The person or legal entity so designated in the Enrollment Form or as subsequently changed. The Owner may be someone other than the Insured. The Owner possesses all rights under the Policy with respect to the Certificate.



PARTICIPATING EMPLOYER: An employer, or a trust sponsored by an employer, to which Hartford issues the Policy described in this Prospectus.



POLICY: The Policy is the group flexible premium variable life insurance policy issued by Hartford to a Participating Employer or a trust sponsored by a Participating Employer and any endorsements or riders attached hereto.



PORTFOLIO: A Hartford Fund or a separate mutual fund, series or portfolio of the remaining Funds.



PROCESSING DATE(S): The day(s) on which We deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.



SEPARATE ACCOUNT: ICMG Registered Variable Life Separate Account One, an account established by Hartford to separate the assets funding the Policies from other assets of Hartford.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.


VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.



VIP: Variable Insurance Products Fund.



VIP II: Variable Insurance Products Fund II.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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                                    SUMMARY



HOW DO I ENROLL FOR COVERAGE UNDER THE POLICY?



    You enroll for coverage under the Policy by completing an Enrollment Form. The specific form You complete will depend on the underwriting classification and plan design of the Policy. Generally, We will only issue a Certificate on the lives of Insureds Attained Age 79 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an Enrollment Form for any reason. If Hartford accepts Your Enrollment Form, the Certificate will become effective on the Coverage Date only after Hartford has received all outstanding delivery requirements and received the initial premium payment shown in Your Certificate.



    For a limited time, at least 10 calendar days after delivery of the Certificate to the Owner, the Owner may cancel it. A longer period is provided in certain cases. Upon receipt of an Owner's request to cancel a Certificate, Hartford will return either:



- The total amount of the premiums; or



- The Cash Value plus charges deducted under the Certificate to the Owner.



    The amount We return depends upon the state We issued Your Certificate in.



HOW IS MY INITIAL PREMIUM APPLIED?



    Depending upon the state We issue Your Certificate in and the applicable provisions of Your Certificate, Your initial Net Premium will, when We issue Your Certificate, either be:



(1) Invested in the Hartford Money Market Investment Division during the right to examine period; or



(2) Invested immediately in Your chosen Investment Divisions.



    If Your initial Net Premium is invested immediately in Your chosen Investment Division, You will bear the full investment risk for any amounts allocated to the Investment Divisions during the right to examine period.



WHAT IS THE DEATH BENEFIT?



    The Certificate provides for two (2) death benefit options: Option A and Option B.



- Option A -- Under Option A the death benefit is equal to the larger of:



  - The Face Amount; and



  - The Variable Insurance Amount.



- Option B -- Under Option B the death benefit is equal to the larger of:



  - The Face Amount plus the Cash Value; and



  - The Variable Insurance Amount.



    Your beneficiary will receive the death benefit if the Insured dies while the Certificate is in force.



DOES THE CERTIFICATE PROVIDE FOR A CASH SURRENDER VALUE?



    Yes. Each Certificate has a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value less any Debt and less accrued charges that We have not deducted.



WHAT ARE THE CHARGES UNDER THE CERTIFICATE?



    SALES CHARGE -- You will pay a front-end sales load which We will deduct from Your Premium Payment prior to allocating it to Your chosen Investment Division. The current front-end sales load charged is:



- 6.75% of any premium paid for Coverage Years 1 through 7, and



- 4.75% of any premium paid in Coverage Years 8 and later.



    The maximum front-end sales load charged is:



- 9% of any premium paid for Coverage Years 1 through 7, and



- 7% of any premium paid in Coverage Years 8 and later.



    See "Detailed Description of Certificate Benefits and Provisions -- Deductions from Premium" for more information concerning the front-end sales load.



    PREMIUM TAX AND FEDERAL TAX CHARGES -- We will deduct a percentage of each premium to cover taxes assessed against Hartford by various states, municipalities and other jurisdictions that are attributable to premiums. The percentage deducted will vary by locale depending on the tax rates in effect there. The range is generally between 0% and 4%.



    We will also deduct 1.25% of each premium to cover the deferred acquisition cost tax charge assessed against Hartford. We will adjust the charge based on changes in the applicable tax law.



    See "Detailed Description of Certificate Benefits and Provisions -- Deductions from Premium" for more information concerning the Premium Tax and Federal Tax Charges.



    MORTALITY AND EXPENSE RISK CHARGE -- A charge is made for mortality and expense risks assumed by Hartford. We deduct a daily charge at an effective annual rate of .65% of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. Such credits will be paid at the end of each Coverage Month and will be used to purchase additional Accumulation Units as of that date. Currently, in Coverage Years 1 through 10, no expense credit is paid, resulting in a net annual mortality and

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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expense risk charge rate of .65%. In Coverage Years 11 and later We will pay an expense credit of .15% resulting in a net annual mortality and expense risk charge rate of .50%.



    See "Detailed Description of Certificate Benefits and Provisions -- Mortality and Expense Risk Charge" for more information on the Mortality and Expense Risk Charge.



    MONTHLY DEDUCTION AMOUNT -- We will deduct a monthly amount which includes the administrative expense charge, the charges for the cost of insurance and the charges for additional benefits provided by rider, if any. See "Detailed Description of Certificate Benefits and Provisions -- Deductions and Charges From Investment Value" for more information concerning the Monthly Deduction Amount.



    CHARGES BY THE PORTFOLIOS -- The Portfolios are subject to certain fees, charges and expenses. See the Fund prospectuses accompanying this Prospectus for more information.


WHAT FEES DO I PAY TO THE UNDERLYING INVESTMENT PORTFOLIOS?

                      ANNUAL PORTFOLIO OPERATING EXPENSES
                     (After Waivers and/or Reimbursements)
                        (as a percentage of net assets)


                                                                                TOTAL
                                                     MANAGEMENT    OTHER      OPERATING
                                                        FEES      EXPENSES   EXPENSES (1)
                                                     ----------   --------   ------------
 Hartford Capital Appreciation Fund................   0.641%       0.015%      0.656%
 Hartford Bond Fund................................   0.505%       0.017%      0.522%
 Hartford Money Market Fund........................   0.450%       0.017%      0.467%
 NB AMT Limited Maturity Bond Portfolio (2)........   0.650%       0.120%      0.770%
 NB AMT Balanced Portfolio (2).....................   0.850%       0.190%      1.040%
 NB AMT Partners Portfolio (2).....................   0.800%       0.060%      0.860%
 VIP High Income Portfolio (3).....................   0.590%       0.120%      0.710%
 VIP Equity-Income Portfolio (3)...................   0.500%       0.080%      0.580%
 VIP Overseas Portfolio (3)........................   0.750%       0.170%      0.920%
 VIP II Asset Manager Portfolio (3)................   0.550%       0.100%      0.650%
 Alger American Small Cap Portfolio................   0.850%       0.040%      0.890%
 Alger American Growth Portfolio...................   0.750%       0.040%      0.790%
 J.P. Morgan Bond Portfolio (4)....................   0.300%       0.450%      0.750%
 J.P. Morgan Equity Portfolio (4)..................   0.400%       0.500%      0.900%
 J.P. Morgan Small Company Portfolio (4)...........   0.600%       0.550%      1.150%
 J.P. Morgan International Opportunities Portfolio
  (4)..............................................   0.600%       0.600%      1.200%
 MSDWUF Fixed Income Portfolio (5).................   0.000%       0.700%      0.700%
 MSDWUF High Yield Portfolio (5)...................   0.000%       0.800%      0.800%
 MSDWUF Equity Growth Portfolio (5)................   0.000%       0.850%      0.850%
 MSDWUF Value Portfolio (5)........................   0.000%       0.850%      0.850%
 MSDWUF Global Equity Portfolio (5)................   0.000%       1.150%      1.150%
 MSDWUF Emerging Markets Equity Portfolio (5)......   0.000%       1.750%      1.750%
 BT EAFE-Registered Trademark- Equity Index Fund
  (6)..............................................   0.020%       0.630%      0.650%
 BT Equity 500 Index Fund (6)......................   0.000%       0.300%      0.300%
 BT Small Cap Index Fund (6).......................   0.000%       0.450%      0.450%


---------


(1) Management Fees generally represents the fees paid to the investment adviser or its affiliate for investment and administrative services provided. Other Expenses are expenses (other than Management Fees) which are deducted from the Fund including legal, accounting and custodian fees. For complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.



(2) Neuberger Berman Advisers Management Trust is divided into Portfolios, each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures reported under Management Fees include the aggregate of the administration fees paid by the Portfolio and the management fee paid by its corresponding series of Advisers Managers Trust. Similarly, Other Expenses includes all other expenses of the Portfolio and its corresponding series of Advisers Managers Trust.



(3) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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    balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.710% for VIP High Income Portfolio, 0.570% for VIP Equity-Income Portfolio, 0.900% for VIP Overseas Portfolio, and 0.640% for VIP II Asset Manager Portfolio.

(4) Pursuant to a voluntary agreement, fees and expenses were reimbursed to the extent expenses exceeded .75%, .90%, 1.15% and 1.20% of the average daily net assets of J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively. Without such reimbursement, total expenses were 1.910%, 2.310%, 3.810% and 4.250% for J.P. Morgan Bond Portfolio, J.P.
    Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively.


(5) With respect to the MSDWUF Fixed Income, MSDWUF High Yield, MSDWUF Equity Growth, MSDWUF Value, MSDWUF Global Equity and MSDWUF Emerging Markets Equity Portfolios, the investment adviser has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective Total Operating Expenses to exceed those set forth in the table above. Absent such reductions, it is estimated that Management Fees, Other Expenses and Total Fund Operating Expenses for the Portfolios would have been as follows:



                                                                               TOTAL
                                                     MANAGEMENT    OTHER     OPERATING
 PORTFOLIO                                              FEES      EXPENSES    EXPENSES
 --------------------------------------------------  ----------   --------   ----------
 MSDWUF Fixed Income...............................   0.400%       1.310%     1.710%
 MSDWUF High Yield.................................   0.500%       1.180%     1.680%
 MSDWUF Equity Growth..............................   0.550%       1.500%     2.050%
 MSDWUF Value......................................   0.550%       1.320%     1.870%
 MSDWUF Global Equity..............................   0.800%       1.630%     2.430%
 MSDWUF Emerging Markets Equity....................   1.250%       2.870%     4.120%


(6) Without expense waivers and reimbursements, the total operating expenses for BT EAFE-Registered Trademark- Equity Index Fund, BT Equity 500 Index Fund and BT Small Cap Index Fund would have been 2.750%, 2.780% and 3.270%, respectively.

CAN I TAKE OUT ANY OF MY MONEY?

    Subject to certain restrictions, You may withdraw all or part of amounts available under Your Certificate.

    The maximum partial withdrawal is equal to:

    .90 (Cash Surrender Value + outstanding Debt) -- outstanding Debt.

    Hartford currently imposes a fee for processing each partial withdrawal. The fee will not exceed $25.00.

    You may have to pay tax on the money You take out and, if You take money out before You are 59 1/2 You may have to pay a tax penalty.

MAY I TAKE A LOAN ON THE POLICY?

    As long as the Certificate is in effect, You may obtain a cash loan from Hartford. The Loan is secured by Your Certificate. The maximum loan amount is equal to:

    .90 (Cash Surrender Value + outstanding Debt) -- outstanding Debt.

IS IT POSSIBLE FOR THE CERTIFICATE TO TERMINATE?

    Your Certificate could terminate if the Cash Surrender Value is insufficient to pay the charges due under the Certificate. If this occurs, Hartford will notify You in writing. You will then have thirty-one (31) days to pay additional amounts to prevent the Certificate from terminating.

CAN THE POLICY TERMINATE?

    Hartford or the Participating Employer may terminate participation in the Policy. The terminating party must provide You with notice of termination, at Your last known address, at least fifteen (15) days prior to the date of termination.

WHAT ABOUT TAXES?

    Under current tax law, Your beneficiaries will receive the death benefit free of federal income tax. However, You will be subject to income tax if You receive any loans, withdrawals or other amounts under the Certificate, and You may be subject to a 10% penalty tax.

                                    HARTFORD

    Hartford is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. Effective on January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Investment Divisions. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                              THE SEPARATE ACCOUNT

    The insurance benefits under the Policies are provided through investments made in ICMG Registered Variable Life Separate Account One, a separate account established by Hartford on October 9, 1995, under the insurance laws of the State of Connecticut, pursuant to a resolution of Hartford's Board of Directors. The Separate Account is organized as a unit investment trust and is registered with the Securities and Exchange Commission ("SEC") under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

    Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Owners and persons entitled to payments under the Policies and the Certificates and owners of any other policies which may be available through the Separate Account. The assets of the Separate Account are owned by Hartford and the obligations under the Policies and the Certificates are obligations of Hartford. These assets are held separately from the other assets of Hartford and income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of Hartford (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by Hartford.

    The Separate Account has 25 Investment Divisions dedicated to the Policies, each of which invests solely in a corresponding Portfolio of the Funds. Additional Investment Divisions may be established at the discretion of Hartford. The Separate Account may include other divisions which will not be available under the Policies.

                                   THE FUNDS

                                    GENERAL

    The shares of the Portfolios are sold by the Funds to the Separate Account. The assets of the Separate Account attributable to the Policies are invested exclusively in the Investment Divisions. An Owner may allocate Net Premium payments among the Investment Divisions. Owners should review the Fund prospectuses, attached to this Prospectus, for each of the Portfolios in connection with that allocation. See "The Funds -- The Portfolios."


    Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the relevant Portfolios. In addition to being offered to the Separate Account, each Fund's shares are or may be offered to other separate accounts funding variable annuity contracts and variable life insurance policies issued by Hartford or its affiliates and to separate accounts of other insurance companies. It is conceivable that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts or for separate accounts of other life insurance companies to invest in shares of the Funds simultaneously. Although neither Hartford nor any of the Funds currently foresee any such disadvantage, each Fund's Board of Directors or Board of Trustees, as applicable (collectively, the "Boards"), will monitor events in order to identify any material conflict between different variable annuity and variable life owners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of the Separate Account's participation in any of the Funds. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law, (3) changes in the investment management of any Portfolio, or
(4) differences between voting instructions given by variable annuity and variable life owners. If the Boards were to conclude that separate underlying Funds should be established for variable annuity and variable life insurance separate accounts, Hartford will bear the attendant expenses.


    All investment income of, and other distributions to, each Investment Division arising from the applicable Portfolio are reinvested in shares of that Portfolio at net asset value. Hartford will purchase Portfolio shares in connection with Net Premium payments allocated to the applicable Investment Division in accordance with Owners' instructions and will redeem Portfolio shares to meet obligations under the Policies and the Certificates or make adjustments in reserves, if any. The Funds are required to redeem Portfolio shares at net asset value and generally to make payment within seven (7) calendar days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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    Applicants should read the Fund prospectuses accompanying this Prospectus in connection with the purchase of a Certificate.

HARTFORD FUNDS

    The Separate Account currently invests in three Funds sponsored by Hartford that are available as part of OmniSource-SM- -- the Hartford Capital Appreciation Fund, the Hartford Bond Fund and the Hartford Money Market Fund. Each Hartford Fund is a separate diversified open-end management investment company registered under the 1940 Act and organized as a Maryland corporation.


    HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Hartford Funds. In addition, HL Advisors has entered into an investment services agreement with The Hartford Investment Management Company ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund and Hartford Money Market Fund. Wellington Management Company, LLP ("Wellington Management") serves as sub-investment adviser for Hartford Capital Appreciation Fund.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT")



    The Separate Account currently invests in Neuberger Berman AMT, a diversified open-end management investment company registered under the 1940 Act and organized as a Delaware business trust. Neuberger Berman AMT consists of several portfolios, including the NB AMT Limited Maturity Bond Portfolio, NB AMT Balanced Portfolio and NB AMT Partners Portfolio available as part of OmniSource-SM-.



    Each portfolio of Neuberger Berman AMT invests its assets in its corresponding series of the Advisers Managers Trust, which is also an open-end management investment company registered under the 1940 Act and is organized as a New York common law trust. The investment performance of the NB AMT Limited Maturity Bond Portfolio, NB AMT Balanced Portfolio and NB AMT Partners Portfolio will directly correspond with the investment performance of the corresponding series of the Advisers Managers Trust. This "Master/Feeder Fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities.


    Neuberger Berman Management Inc. serves as the investment manager of each series of Advisers Managers Trust, as administrator of each portfolio of Neuberger Berman AMT, and as distributor of the shares of each portfolio of Neuberger Berman AMT. Neuberger Berman, LLC serves as the sub-adviser for each series of Advisers Managers Trust.

VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II (EACH, A "FIDELITY FUND" AND COLLECTIVELY, THE "FIDELITY FUNDS")

    The Separate Account currently invests in both Fidelity Funds. The Fidelity Funds are diversified, open-end management investment companies organized as Massachusetts business trusts by Fidelity Management & Research Company ("FMR") and registered under the 1940 Act. The Fidelity Funds consist of several investment portfolios, including the VIP High Income Portfolio, VIP Equity-Income Portfolio, VIP Overseas Portfolio and VIP II Asset Manager Portfolio available as part of OmniSource-SM-.

    The Fidelity Funds are each managed by FMR. FMR is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.

THE ALGER AMERICAN FUND

    The Separate Account currently invests in shares of The Alger American Fund, a diversified open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust. The Alger American Fund consists of six series, including the Alger American Small Capitalization and Alger American Growth Portfolios available as part of OmniSource-SM-.

    The Alger American Fund is managed by Alger Management, a subsidiary of Fred Alger & Company, Incorporated, which is in turn a subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management has been in the business of providing investment advisory services since 1964.

J.P. MORGAN SERIES TRUST II


    The Separate Account currently invests in shares of J.P. Morgan Series Trust II, a diversified open-end management investment company registered under the 1940 Act and organized as a Delaware business trust. J.P. Morgan Series Trust II consists of five portfolios, including the J.P. Morgan Bond, J.P. Morgan Equity, J.P. Morgan Small Company and J.P. Morgan International Opportunities Portfolios available as part of OmniSource-SM-.



    Each portfolio of J.P. Morgan Series Trust is advised by J.P. Morgan Investment Management, Inc., a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated which is a bank holding company with a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as financial adviser to national governments.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC. ("MSDWUF")



    The Separate Account currently invests in shares of MSDWUF, an open-end management investment company registered under the 1940 Act and organized as a corporation under the laws of the State of Maryland. MSDWUF consists of 17 portfolios, including the MSDWUF Fixed Income, MSDWUF High Yield, MSDWUF Equity Growth, MSDWUF Value, MSDWUF Global Equity and MSDWUF Emerging Markets Equity Portfolios available as part of OmniSource-SM-.



    The investment adviser for Equity Growth, Global Equity and Emerging Markets Equity Portfolios is Morgan Stanley Dean Witter Investment Management, Inc., a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a publicly owned global financial services corporation. The investment adviser for Fixed Income, High Yield and Value Portfolios is Miller, Anderson & Sherrerd, LLP, which is indirectly wholly-owned by Morgan Stanley Dean Witter & Co.


BT INSURANCE FUNDS TRUST


    The Separate Account currently invests in the BT Insurance Funds Trust, a diversified open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust. BT Insurance Funds Trust consists of six series, including the BT EAFE-Registered Trademark- Equity Index Fund, the BT Equity 500 Index Fund and the BT Small Cap Index Fund available as part of OmniSource-SM-.


    BT Insurance Funds Trust has retained the services of Bankers Trust Company, a wholly owned subsidiary of Bankers Trust New York Corporation, as investment advisor. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesaler supplier of financial services to the international and domestic institutional markets.

                                 THE PORTFOLIOS

 HARTFORD CAPITAL APPRECIATION FUND

    Hartford Capital Appreciation Fund seeks to achieve growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.

 HARTFORD BOND FUND

    Hartford Bond Fund seeks to achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of the Portfolio may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Portfolio's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "High Yield -- High Risk Debt Securities."

 HARTFORD MONEY MARKET FUND

    Hartford Money Market Fund seeks to achieve maximum current income consistent with liquidity and preservation of capital.


 NB AMT LIMITED MATURITY BOND PORTFOLIO


    NB AMT Limited Maturity Bond Portfolio seeks to achieve the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. This Portfolio invests in a diversified portfolio primarily consisting of short to intermediate term U.S. government and agency securities and investment grade debt securities issued by financial institutions, corporations, and others. The Portfolio may invest up to 10% of its assets, measured at the time of investment, in fixed-income securities that are below investment grade.


 NB AMT BALANCED PORTFOLIO


    NB AMT Balanced Portfolio seeks to achieve long-term capital growth and reasonable current income without undue risk to principal. It is anticipated that the Portfolio's investment program will normally be managed so that approximately 60% of its total assets will be invested in common and preferred stocks and the remaining assets will be invested in debt securities, primarily investment grade. However, depending on the investment manager's views regarding current market trends, the common stock portion of its portfolio investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of its assets will be invested in fixed income securities.


 NB AMT PARTNERS PORTFOLIO


    NB AMT Partners Portfolio seeks to achieve capital growth. This Portfolio's investment approach is to invest principally in common stocks of medium to large capitalization established companies, using a value-oriented investment approach designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow and the company's track record through all parts of the market cycle.

 VIP HIGH INCOME PORTFOLIO

    VIP High Income Portfolio seeks high current income primarily through investments in all types of income-producing debt securities, preferred stocks and convertible securities. Although the Portfolio has no limits on the quality and maturity of its investments, its strategy typically leads to longer-term, lower-quality, fixed-income securities. These domestic and foreign investments may present the risk of default or may be in default.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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 VIP EQUITY-INCOME PORTFOLIO

    VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. This Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks (commonly referred to as "S&P 500"). The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities.

 VIP OVERSEAS PORTFOLIO

    VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States. International investing involves increased or additional risks compared to investing primarily in domestic equity securities.

 VIP II ASSET MANAGER PORTFOLIO

    VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.


 ALGER AMERICAN SMALL CAP PORTFOLIO



    Alger American Small Cap Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly.


 ALGER AMERICAN GROWTH PORTFOLIO

    Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

 J.P. MORGAN BOND PORTFOLIO

    J.P. Morgan Bond Portfolio seeks high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective. Under normal market conditions, 65% of the Portfolio's, assets will be invested in bonds, debentures and other debt instruments. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest without limitation in U.S. dollar-denominated securities of foreign issuers.

 J.P. MORGAN EQUITY PORTFOLIO

    J.P. Morgan Equity Portfolio seeks high total return from a portfolio comprised of selected equity securities. The Portfolio invests primarily in the common stock of large and medium capitalization U.S. companies.

 J.P. MORGAN SMALL COMPANY PORTFOLIO

    J.P. Morgan Small Company Portfolio seeks high total return from a portfolio of equity securities of small companies. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalization less than $1 billion.

 J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

    J.P. Morgan International Opportunities Portfolio seeks high total return from a portfolio of equity securities of foreign corporations. Under normal market conditions, the Portfolio will invest in a minimum of three different foreign countries.


 MSDWUF FIXED INCOME PORTFOLIO



    MSDWUF Fixed Income Portfolio seeks above average total return over a market cycle of three to five years by investing in a diversified portfolio of U.S. government and agency securities, corporate bonds, foreign bonds, mortgage-backed securities of domestic issuers, and other fixed income securities and derivatives. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in fixed income securities, not more than 20% of which will be below investment grade (commonly referred to as "high yield securities" or "junk bonds").



 MSDWUF HIGH YIELD PORTFOLIO



    MSDWUF High Yield Portfolio seeks above average total return over a market cycle of three to five years by investing at least 65% of its total assets in high yield securities of U.S. and foreign issuers including corporate bonds and other fixed income securities. The Portfolio expects to achieve its objective through maximizing current income, although it may seek capital growth opportunities when consistent with its objective.



 MSDWUF EQUITY GROWTH PORTFOLIO



    MSDWUF Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, depositary receipts and other equity securities. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in equity securities.



 MSDWUF VALUE PORTFOLIO



    MSDWUF Value Portfolio seeks above average total return over a market cycle of three to five years by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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capitalizations usually greater than $300 million. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in equity securities. The Portfolio may invest up to 5% of its total assets in foreign equity securities (other than ADRs).


 MSDWUF GLOBAL EQUITY PORTFOLIO



    MSDWUF Global Equity Portfolio seeks long-term capital appreciation by investing primarily in common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks, depositary receipts and other equity securities of issuers throughout the world, including issuers in the United States and emerging market countries. Under normal circumstances, at least 65% of the total assets of the Portfolio will be invested in equity securities. At least 20% of the Portfolio's total assets will be invested in common stocks of U.S. issuers and the remaining equity position will be invested in at least three countries other than the United States.



 MSDWUF EMERGING MARKET EQUITY PORTFOLIO


    MSDWUF Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, sponsored or unsponsored ADRs and other equity securities of emerging market country issuers. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in emerging market country equity securities.



 BT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND

    BT EAFE-Registered Trademark- Equity Index Fund seeks to replicate as closely as possible (before deduction for expenses) the total return of the Europe, Australia, Far East Index (the "EAFE Index"), a capitalization-Weighted index containing approximately 1,100 equity securities of companies located outside the United States, by investing in a statistically selected sample of the equity securities included in the EAFE Index. It will invest primarily in equity securities of business enterprises organized and domiciled outside of the United States or for which the principal trading market is outside the United States.


 BT EQUITY 500 INDEX FUND


    BT Equity 500 Index Fund seeks to replicate as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), an index emphasizing large-capitalization stocks. It will include the common stock of those companies included in the S&P 500, other than Bankers Trust New York Corporation, selected on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire S&P 500.


 BT SMALL CAP INDEX FUND


    BT Small Cap Index Fund seeks to replicate as closely as possible (before deduction for expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of 2,000 small-capitalization common stocks. It will include the common stock of companies included in the Russell 2000, on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.

    There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions that may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.

                            DETAILED DESCRIPTION OF
                              CERTIFICATE BENEFITS
                                 AND PROVISIONS

                                    GENERAL

    This Prospectus describes a group flexible premium variable life insurance policy where the Owner has considerable flexibility in selecting the timing and amount of premium payments.

                           ISSUANCE OF A CERTIFICATE


    Certificates will only be offered to eligible employees when provided by the Participating Employer. Individuals wishing to purchase a Certificate must complete an Enrollment Form, in a written form satisfactory to Us, which must be received by Our Customer Service Center before a Certificate will be issued. A Certificate will not be issued with a specified Face Amount of less than the minimum Face Amount. Acceptance is subject to Hartford's underwriting rules then in effect. Hartford reserves the right to reject an Enrollment Form for any reason permitted by law.



    In the event You are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Code, the Coverage Date will be the date that the 1035 exchange is effected by assigning the existing contract(s) to Us and completing an Enrollment Form. Upon receipt of the assignment form, We will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds, upon receipt, as premium. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. Charges and deductions (other than those of the Portfolios) will be made for this period; however, You will not experience investment returns.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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                                    PREMIUMS

    PREMIUM PAYMENT FLEXIBILITY -- A significant feature of the Certificate is that once the desired level and pattern of the Death Benefit have been determined, the Owner has considerable flexibility in the selection of the timing and amount of premiums to be paid and can choose the level of premiums, within a range determined by Hartford, based on the Face Amount of the Certificate, the Insured's sex (except where unisex rates apply), Issue Age, and the Insured's risk classification.


    A minimum Initial Premium, as set forth in the Certificate, is due on the Coverage Date. Unless determined otherwise by Hartford, the amount of the minimum Initial Premium is the amount which, after the deductions for sales load, state premium tax, and DAC tax charge, is sufficient (disregarding investment performance) to pay twelve (12) times the first Monthly Deduction Amount. Thereafter, additional premiums may be paid at any time, subject to the premium limitations set forth by the Code as indicated in the section entitled "Premium Limitation." You have the right to pay additional premiums of at least $500.00 at any time, unless otherwise agreed to by Hartford.



    ALLOCATION OF PREMIUM PAYMENTS -- If the state of issue of Your Certificate requires that We return Your Initial Premium, We will allocate the initial Net Premium when Your Certificate is issued to the Hartford Money Market Investment Division until the expiration of the right to examine period. Upon the expiration of the right to examine period, the initial Net Premium will, at a later date, be invested according to Your initial allocation instructions (except that any accrued interest will remain in the Hartford Money Market Investment Division if it is selected as an initial allocation option). This later date is the later of ten (10) calendar days after We receive the Initial Premium and the date We receive the final requirement to put the Certificate in force. The Certificates are credited with units ("Accumulation Units") in each selected Investment Division, the assets of which are invested in the corresponding underlying Portfolio. An Owner may transfer Funds among the Investment Divisions subject to certain restrictions. See "Detailed Description of Certificate Benefits and Provisions -- Transfers Among Investment Divisions." Any additional premiums received by Us prior to such date will be allocated to the Hartford Money Market Investment Division.


    Alternatively, if the state of issue of Your Certificate provides for Our return of the Certificate's Cash Value to the Owner, We will allocate the initial Net Premium immediately among Your chosen Investment Divisions. IN THAT CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE INVESTMENT DIVISIONS DURING THE RIGHT TO EXAMINE PERIOD. (Please note that this automatic immediate investment feature only applies if Your Certificate so specifies. Please check with Your agent to determine the status of Your Certificate.)

    Upon written request, You may change the Net Premium allocation. Portions allocated to the Investment Divisions must be whole percentages of 5% or more. Subsequent Net Premiums will be allocated among Investment Divisions according to Your most recent instructions, subject to the following. If We receive a premium and Your most recent allocation instructions would violate the 5% requirement, We will allocate the Net Premium among the Investment Divisions according to Your previous premium allocation. If the asset rebalancing option is in effect, Net Premiums will be allocated accordingly until that option is terminated. See "Transfers Among Investment Divisions -- Asset Rebalancing."


    The Owner will receive several different types of notification as to what his or her current premium allocation is. The initial allocation chosen by the Owner on the Enrollment Form is shown in the Certificate. In addition, every transactional confirmation generated after a premium payment is received will show how that premium has been allocated. A Certificate's annual statement will also summarize the current premium allocation in effect for that Certificate.


    ACCUMULATION UNITS -- Net Premiums allocated to the Investment Divisions are used to credit Accumulation Units under the Certificate.

    The number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) will be determined first by multiplying the Net Premium by the appropriate allocation percentage to determine the portion to be invested in the Investment Division. Each portion to be invested in an Investment Division is then divided by the Accumulation Unit value of that particular Investment Division next computed following receipt of the payment. Deductions made for the Monthly Deduction Amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. See "Deductions and Charges from Investment Value -- Monthly Deduction Amount."

    ACCUMULATION UNIT VALUES -- The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience of the applicable Portfolio, as Well as the daily deduction for mortality and expense risks, and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any

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dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by Hartford.

    All valuations in connection with a Certificate, e.g., with respect to determining Cash Value and Investment Value, or calculating the Death Benefit, or with respect to determining the number of Accumulation Units to be credited to a Certificate with each premium payment, other than the Initial Premium, will be made on the date the request or payment is received by Hartford at the Customer Service Center if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


    PREMIUM LIMITATION -- If premiums are received which would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, We will refund the excess premium payments. We will refund such premium payments and interest thereon within sixty (60) days after the end of a Coverage Year.


    A premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.

                          VALUES UNDER THE CERTIFICATE

    As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

    Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

    The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See "Premiums -- Accumulation Unit Values."

                          SURRENDER OF THE CERTIFICATE

    At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, the Owner may choose, without the consent of the Beneficiary (provided the designation of the Beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from Us. To surrender a Certificate, You must submit a request for surrender, in a written form satisfactory to Us. We will determine the Cash Surrender Value as of the Valuation Day We receive the request, in a written form satisfactory to Us, at Our Customer Service Center, or the date requested by the Owner, whichever is later.

    The Cash Surrender Value, which is the net amount available upon surrender of the Certificate, equals the Cash Value, less Debt, less any charges accrued but not yet deducted. The Certificate will terminate on the date of receipt of the written request, or the date the Owner requests the surrender to be effective, whichever is later.

    The Cash Surrender Value may be paid in cash or allocated to any other payment option agreed upon by Us.


    PARTIAL WITHDRAWALS -- At any time before the Maturity Date, and subject to Hartford's rules then in effect, up to twelve (12) partial withdrawals are allowed per Coverage Year; however, only one (1) partial withdrawal is allowed between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt. Hartford currently imposes a charge for processing partial withdrawals which is the lesser of 2% of the amount withdrawn or $25.00. A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will have a permanent effect on the Cash Surrender Value and may have a permanent effect on the Death Benefit payable. If Death Benefit Option A is in effect, the Face Amount is reduced by the amount of the partial withdrawal. Unless specified otherwise, partial withdrawals will be deducted on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. Requests for partial withdrawals must be submitted to us in a written form satisfactory to Us. The effective date of a partial withdrawal will be the Valuation Day We receive the request, in a written form satisfactory to Us, at Our Customer Service Center. A 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations -- Modified Endowment Contracts."


                      TRANSFERS AMONG INVESTMENT DIVISIONS

    AMOUNT AND FREQUENCY OF TRANSFERS -- Upon request and as long as the Certificate is in effect, You may transfer

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amounts among the Investment Divisions, without charge, up to twelve (12) times per Coverage Year. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. Transfer requests must be in writing on a form approved by Hartford or by telephone in accordance with established procedures. The amounts which may be transferred will be limited by Our rules then in effect and must be in whole percentages of 5% or more, unless otherwise agreed to by Hartford. Currently, the minimum value of Accumulation Units that may be transferred from one Investment Division to another is the lesser of (i) $500 or (ii) the total value of the Accumulation Units in the Investment Division. The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, the entire value will be transferred.

    Currently there are no restrictions on transfers other than those described herein. Hartford reserves the right in the future to impose additional restrictions on transfers.

    TRANSFERS TO OR FROM INVESTMENT DIVISIONS -- In the event of a transfer from an Investment Division, the number of Accumulation Units credited to the Investment Division from which the transfer is made will be reduced. The reduction will be determined by dividing:

1.  the amount transferred by,

2. the Accumulation Unit value for that Investment Division on the Valuation Day We receive Your request for transfer in a written form satisfactory to Us.

    In the event of a transfer to an Investment Division, We will increase the number of Accumulation Units credited thereto. The increase will equal:

1.  the amount transferred divided by,

2. the Accumulation Unit value for that Investment Division determined on the Valuation Day We receive Your request for transfer in a written form satisfactory to Us.

    ASSET REBALANCING -- Subject to Our rules then in effect, an Owner may authorize Hartford to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions as selected by the Owner ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

    To elect Asset Rebalancing, We must receive a request, in a written form satisfactory to Us. If Asset Rebalancing is elected, all Investment Value must be included in the automatic reallocation. The percentages selected under Asset Rebalancing will override any prior percentage allocations chosen by the Owner and all future Net Premiums will be allocated accordingly. All transfers made pursuant to Asset Rebalancing on the same day will count as one (1) transfer toward the twelve (12) transfers permitted without charge per Coverage Year. Once elected, an Owner may instruct Hartford, in a written form satisfactory to Us, at any time to terminate the option. In addition, any transfer made outside of Asset Rebalancing will terminate the option.


    DOLLAR COST AVERAGING OPTION PROGRAM -- You may elect to allocate Your Net Premiums among the Investment Divisions pursuant to the dollar cost averaging option program ("DCA Program"). If You choose to participate in the DCA Program, Your Net Premiums will be deposited into the Hartford Money Market Investment Division. Each month, amounts will be withdrawn from that Division and allocated to the other Investment Divisions in accordance with Your allocation instructions. The transfer date will be the monthly anniversary of Your first transfer under Your initial DCA election. The first transfer will commence within five business days after Hartford receives Your initial election, either in a written form satisfactory to Us or by telephone, subject to the telephone transfer procedures described below. Your Net Premium will be allocated to the Investment Divisions that You specify, in the proportions that You specify. If, on any transfer date, Your Investment Value allocated to the Hartford Money Market Fund Division is less than the amount You have elected to transfer, Your participation in the DCA Program will terminate. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless otherwise agreed to by Hartford. In addition, transfers made under the DCA Program count toward the twelve (12) transfers permitted without charge per coverage year.



    You may also cancel Your DCA election by notice, in a written form satisfactory to Us.



    The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows You to take advantage of market fluctuations. Since the same dollar amount is transferred to other Investment Divisions at set intervals, the DCA Program allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. Owners who choose to participate in the DCA Program should have the financial ability to continue making investments through periods of low price levels.


    You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

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    PROCEDURES FOR TELEPHONE TRANSFERS -- Owners may effect telephone transfers in two ways. All Owners may directly contact a customer service representative. Owners may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. All Owners intending to conduct telephone transfers through the VRU will be asked to complete a Telephone Authorization Form.

    Hartford will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all Owners who request VRU access. The PIN is selected by and known only to the Owner. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by Hartford through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. Hartford is not liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

                      VALUATION OF PAYMENTS AND TRANSFERS

    We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after We receive all the information needed to process the payment unless the New York Stock Exchange is closed for other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

    Hartford may defer payment of any amounts not attributable to the Investment Divisions for up to six months from the date on which We receive the request.

                           PROCESSING OF TRANSACTIONS

    Generally, transactions initiated by an Owner will be processed only on a Valuation Day. Requests received by Hartford on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern
Time) will be processed as of that day, except as otherwise indicated in this Prospectus. Those requests received after the close of the NYSE will be processed as of the next Valuation Day.

                                     LOANS

    As long as the Certificate is in effect, an Owner may obtain, without the consent of the Beneficiary (provided the designation of Beneficiary is not irrevocable), a cash Loan from Hartford. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt.

    The amount of each Loan will be transferred on a Pro Rata Basis from each of the Investment Divisions (unless the Owner specifies otherwise) to the Loan Account. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. The Loan Account is the mechanism used to ensure that any outstanding Debt remains fully secured by the Investment Value.

    LOAN INTEREST -- Interest will accrue daily on outstanding Debt at the Adjustable Loan Interest Rate indicated in the Certificate. The difference between the value of the Loan Account and any outstanding Debt will be transferred from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If interest is not paid within 5 days of its due date, it will be added to the amount of the Loan as of its due date.

    The maximum Adjustable Loan Interest Rate We may charge for Loans is the greater of 5% and the Published Monthly Average for the calendar month two months prior to the date on which the Adjustable Loan Interest Rate is determined. The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

    CREDITED INTEREST -- Amounts in the Loan Account for Coverage Years 1 through 10 will be credited with interest at a rate equal to the Adjustable Loan Interest Rate then in effect, minus 1%. Amounts in the Loan Account for Coverage Years 11 and later will be credited with interest at a rate equal to the Adjustable Loan Interest Rate then in effect, minus .20%.

    LOAN REPAYMENTS -- You can repay any part of or the entire Loan at any time. The amount of the Loan repayment will be allocated to Your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. Unless specified otherwise, additional premium payments received by Hartford during the period when a Loan is outstanding will be treated as Loan repayments.

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    TERMINATION DUE TO EXCESSIVE DEBT -- If total Debt outstanding equals or exceeds the Cash Surrender Value, the Certificate will terminate thirty-one (31) calendar days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient Loan repayment is not made by the end of this 31-day period, the Certificate will terminate without value.


    EFFECT OF LOANS ON INVESTMENT VALUE -- A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, an Owner's Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, the Owner's Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value otherwise payable.


                                 DEATH BENEFIT

    As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named Beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the Beneficiary equal the Death Benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The Death Benefit depends on the Death Benefit option You select and is determined as of the date of the death of the Insured.


    MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, the Owner chooses the procedure under which a Certificate will qualify. Once either the GPT or the CVAT is chosen to test a Certificate, it cannot be changed while the Certificate is in force.



    Under both testing procedures, there is a minimum Death Benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the Death Benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are set forth in the Certificate.


    Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

    Use of the CVAT can be advantageous if an Owner intends to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors used to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher Death Benefit over time and thus, a higher total cost of insurance.

    DEATH BENEFIT OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two Death Benefit options: Death Benefit Option A and Death Benefit Option B.

1. Under Death Benefit Option A, the Death Benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

2. Under Death Benefit Option B, the Death Benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

    Regardless of which Death Benefit option You select, the maximum amount payable under such option will be the Death Proceeds.

    OPTION CHANGE -- While the Certificate is in force, You may change the Death Benefit option selected under a Certificate by making a request, in a written form satisfactory to Us, during the lifetime of the Insured. If the change is from Death Benefit Option A to Death Benefit Option B, satisfactory evidence of insurability must be provided to Hartford. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change. If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change. Any change in the selection of a Death Benefit option will become effective at the beginning of the Coverage Month following Hartford's approval of such change. We will notify You that the change has been made.

    All or part of the Death Proceeds may be paid in cash or applied under one of the payment options described below.

    PAYMENT OPTIONS -- Death Proceeds under the Certificate may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is $5,000 unless Hartford consents to a lesser amount. Once payments under payment options 2, 3 or 4 commence, no surrender of the Certificate may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments. The following options are available under the Certificate:

    FIRST OPTION -- Interest Income

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    Payments of interest at the rate We declare, but not less than 3% per year, on the amount applied under this option.

    SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

    THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected which may be from 1 to 30 years.

    FOURTH OPTION -- Life Income

    LIFE ANNUITY -- an annuity payable monthly during the lifetime of the Annuitant and terminating with the last monthly payment due preceding the death of the Annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the Annuitant died before the second monthly annuity payment was due.

    LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the Annuitant for a fixed period of 120 months and for as long thereafter as the Annuitant shall live.

    The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. Hartford may, however, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Hartford will make any other arrangements for income payments as may be agreed on.

    LEGAL DEVELOPMENTS REGARDING INCOME PAYMENTS -- In those states affected by the 1983 Supreme Court decision in Arizona Governing Committee v. Norris, income payment options involving life income are based on unisex actuarial tables. In addition, legislation has previously been introduced in Congress which, had it been enacted, would have required the use of tables that do not vary on the basis of sex for some or all annuities. Currently, several states have enacted such laws.


    BENEFICIARY -- The Owner names the Beneficiary in the Enrollment Form for the Certificate. The Owner may change the Beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no Beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Owner if living; otherwise to the Owner's estate.


    INCREASES AND DECREASES IN FACE AMOUNT -- The minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, the Owner may request a change in the Face Amount by making a request, in a written form satisfactory to Us, to Hartford and directing such request to Hartford's Customer Service Center.


    All requests to increase the Face Amount must be applied for on a new Enrollment Form. All requests will be subject to evidence of insurability satisfactory to Hartford and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. A decrease in the Face Amount will be effective on the first Processing Date following the date We receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount must not be less than $50,000. Decreases will be applied:


(a) to the most recent increase; then

(b) successively to each prior increase, and then

(c) to the initial Face Amount.

    We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

                              BENEFITS AT MATURITY

    If the Insured is living on the Maturity Date, on surrender of the Certificate to Hartford, Hartford will pay to the Owner the Cash Surrender Value on the date the Certificate is surrendered. However, on the Maturity Date, the Certificate will terminate and Hartford will have no further obligations under the Certificate.

                          TERMINATION OF PARTICIPATION
                              IN THE GROUP POLICY


    Participation in the Policy may be terminated by Hartford or the Participating Employer. The party initiating the termination must provide notice of such termination to each Owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, no new Enrollment Forms for new Insureds will be accepted on or after the date notice of discontinuance is received or sent by Hartford, whichever is applicable, nor will any new Certificates be issued. If premium payments are discontinued, Hartford will continue insurance coverage under the Certificate as long

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as the Cash Surrender Value is sufficient to cover the charges due. This continuation of insurance will not continue the coverage under the Certificate beyond Attained Age 100, nor will it continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided it is not canceled or surrendered by the Owner, subject to Hartford's qualifications then in effect. Certificate premiums will then be payable by the Owner directly to Us.


                       LAPSE AND REINSTATEMENT WHILE THE
                              POLICY IS IN EFFECT



    LAPSE AND GRACE PERIOD -- A 61-day grace period, measured in calendar days, will follow the date We mail notice to the Owner that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless the Owner has given Hartford written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. The Owner will be liable to Hartford for all charges due under the Certificate then unpaid for the period the Certificate remains in force.


    In the event that total Debt outstanding equals or exceeds the Cash Surrender Value, the Certificate will terminate thirty-one (31) calendar days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient Loan repayment is not made by the end of this 31-day period, the Certificate will end without value.

    REINSTATEMENT -- Prior to the death of the Insured, and unless (i) the Policy is terminated (See "Termination of Participation in the Policy" above) or
(ii) the Certificate has been surrendered for cash, the Certificate may be reinstated prior to the Maturity Date, provided:

(a) You make Your request within three (3) years of the date of lapse; and

(b) You submit satisfactory evidence of insurability to Us.

    We will not require evidence of insurability, however, if You reinstate Your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

    To reinstate Your Certificate, You must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

(a) The Investment Value at the time of termination; plus

(b) Net Premiums attributable to premiums paid at the time of reinstatement.

    Upon reinstatement, any Debt at the time of termination must be repaid or carried over to the reinstated Certificate.

                          ENROLLMENT FOR A CERTIFICATE


    Individuals wishing to purchase a Certificate must submit an Enrollment Form to Hartford. Within limits, an applicant may choose the Initial Premium and the initial Face Amount. We will generally only issue a Certificate on the lives of Insureds, between the Attained Age of 20 and the Attained Age of 79, who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an Enrollment Form for any reason. No change in the terms or conditions of a Certificate will be made without the consent of the Owner.


    The Certificate will be effective on the Coverage Date only after Hartford has received all outstanding delivery requirements and received the Initial Premium. The Coverage Date is the date used to determine all future cyclical transactions on the Certificate, e.g., Processing Date, Coverage Months and Coverage Years.

                      THE RIGHT TO EXAMINE THE CERTIFICATE

    An Owner has a limited right to return a Certificate. Subject to applicable state regulation, if the Certificate is returned, by mail or personal delivery to Hartford or to the agent who sold the Certificate, to be canceled within ten
(10) calendar days after delivery of the Certificate to the Owner, Hartford will return either (i) the total amount of premiums or (ii) the Cash Value plus charges deducted under the Certificate to the Owner within seven (7) days. If the state where Your Certificate is issued requires that We return Your Initial Premium, We will allocate Your initial Net Premium to the Hartford Money Market Investment Division. If the state of issue of Your Certificate provides for Our return of the Certificate's Cash Value to the Owner, We will allocate the initial Net Premium immediately among Your chosen Investment Divisions.

                            DEDUCTIONS FROM PREMIUM

    Before allocating the Net Premium to the Investment Divisions, a deduction as a percentage of premium is made for the front-end sales load, premium taxes and the deferred acquisition cost ("DAC") tax charge. The amount of each premium allocated to the Investment Divisions is Your Net Premium.

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    FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

    Front-end sales loads cover expenses related to the sale and distribution of the Certificates. The front-end sales load may be reduced for certain sales of the Certificates under circumstances which result in a saving of such sales and distribution expenses. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, the expected number of Owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which Certificates are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification are related to the reduced sales effort and administrative costs resulting from sales to qualifying plans. Hartford may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners funded by the Separate Account.

    PREMIUM RELATED TAX CHARGE -- We deduct a percentage of each premium to cover state and local taxes assessed against Hartford that are attributable to premiums. This percentage will vary by locale depending on the tax rates in effect there. The range of premium taxes actually deducted by Hartford currently ranges from 0% to 4%.


    DAC TAX CHARGE -- Hartford deducts 1.25% of each premium to cover a federal premium tax assessed against Hartford. This charge is reasonable in relation to Hartford's federal income tax burden, under Section 848 of the Code, resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.


                             DEDUCTIONS AND CHARGES
                             FROM INVESTMENT VALUE


    MONTHLY DEDUCTION AMOUNT -- On the Coverage Date and on each subsequent Processing Date, Hartford will deduct the Monthly Deduction Amount from the Investment Value to cover certain charges and expenses incurred in connection with a Certificate. The Monthly Deduction Amount will vary from month to month. It will be taken from the Charge Deduction Division, if designated in the Enrollment Form for the Certificate or later elected.


    If a Charge Deduction Division has been designated but the Investment Value in the Charge Deduction Division is less than that required to cover all charges due on such date:

(1) Hartford will apply the Investment Value of the Charge Deduction Division to the charges due and set the Investment Value in the Charge Deduction Division to zero; and

(2) any additional amount due will be allocated among the remaining Investment Divisions on a pro rata basis. A pro rata basis is an allocation method based on the proportion of the Investment Value in each Investment Division.

    If no Charge Deduction Division has been designated or elected, any amounts due will be allocated among the Owner's chosen Investment Divisions on a Pro Rata Basis.

    The Monthly Deduction Amount equals:

(a) the administrative expense charge; plus

(b) the charges for cost of insurance; plus

(c) the charges for additional benefits provided by rider, if any.

    (A) Monthly Administrative Fee and Other Expense Charges

      Hartford will assess a monthly administrative charge to compensate Hartford for administrative costs in connection with the Certificates. This charge will be $5 per Coverage Month initially and is guaranteed never to exceed $10.00 per Coverage Month.

    (B) Cost of Insurance Charge

      The charge for the cost of insurance is equal to:

    (i) the cost of insurance rate per $1,000; multiplied by

    (ii) the Net Amount at Risk; divided by

   (iii) $1,000.

      The Net Amount at Risk equals the Death Benefit less the Cash Value on that date.

      The cost of insurance charge is to cover Hartford's anticipated mortality costs. Hartford uses various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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       Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the Participating Employer. The actual monthly cost of insurance rates will be based on Hartford's expectations as to future experience. Hartford will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

      The rate class of an Insured affects the cost of insurance rate. Hartford and the Participating Employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, and/or any other nondiscriminatory classes agreed to by the Participating Employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

      Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

    (C) Rider Charge
      If the Certificate includes riders, a charge is deducted from the Investment Value on each Processing Date. The applicable charge is specified on the rider and is to compensate Hartford for the anticipated cost of providing the benefits thereunder.

      The riders available under the Certificate are described under "Supplemental Benefits."

                       MORTALITY AND EXPENSE RISK CHARGE


    A charge is made for mortality and expense risks assumed by Hartford. We deduct a daily charge at an effective annual rate of .65% of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. Such credits will be paid at the end of each Coverage Month and will be used to purchase additional Accumulation Units as of that date. Currently, in Coverage Years 1 through 10, no expense credit is paid, resulting in a net annual mortality and expense risk charge rate of .65%. In Coverage Years 11 and later We will pay an expense credit of .15% resulting in a net annual mortality and expense risk charge rate of .50%.


    The mortality and expense risk charge is equal to:

 (i) the mortality and expense risk rate; multiplied by

 (ii) the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

    The mortality risk assumed is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk assumed is that expenses incurred in issuing and administering the Certificates will exceed the administrative charges set forth therein.

    If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on Hartford. Conversely, if the charge proves more than sufficient, any excess will be added to Hartford's surplus.

                                     TAXES

    Currently, no charge is made to the Separate Account for federal, state, and local taxes that may be attributable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Certificates in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

                                 OTHER MATTERS

                     ADDITIONS, DELETIONS OR SUBSTITUTIONS
                                 OF INVESTMENTS

    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and the Investment Divisions which fund the Policies. If shares of any of the Portfolios should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Portfolio should become inappropriate in view of the purposes of the Policies, Hartford may substitute shares of another Portfolio for shares already purchased, or to be purchased in the future, under the Policies. No substitution of securities will take place without notice to and consent of Owners and without prior approval of the Securities and Exchange Commission to the extent required by the 1940 Act. Subject to Owner approval, if required, Hartford also reserves the right to end the registration under the 1940 Act of the Separate Account or any other separate accounts of which it is the depositor which may fund the Policy.

                                 VOTING RIGHTS

    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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special meetings of the shareholders of the Funds in accordance with instructions from Owners (or the assignee of the Certificates, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Owner is determined by dividing the Owner's interest in each Investment Division by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the 1940 Act or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

    The voting interests of the Owners (or the assignees) in the Funds will be determined as follows: Owners may cast one vote for each full or fractional Accumulation Unit owned under their respective Certificates and allocated to an Investment Division the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, an Owner has taken a Loan secured by the Certificate, amounts transferred from the Investment Division(s) to the Loan Account(s) in connection with the Loan (see "Detailed Description of Certificate Benefits and Provisions -- Loans,") will not be considered in determining the voting interests of the Owner. Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.

    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford itself may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Owners.
                                   OUR RIGHTS

    We reserve the right to take certain actions in connection with Our operations and the operations of the Separate Account. These actions will be taken in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission. If necessary, We will seek approval by Owners.

    Specifically, We reserve the right to:

-  Add or remove any Investment Division;

-  Create new separate accounts;

-  Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

-  Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of the voting rights of Owners or other persons who have voting rights as to the Separate Account.

    Hartford also reserves the right to change the name of the Separate Account.

    We have reserved all rights to the name of Hartford Life and Annuity Insurance Company or any part of it. We may allow the Separate Account and other entities to Use Our name or part of it, but We may also withdraw this right.

                              STATEMENTS TO OWNERS

    We will send You a statement at least once each Coverage Year, showing:

(a) the current Cash Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, Monthly Deduction Amounts and Loans since the last report;

(c) the amount of any outstanding Debt;

(d) notifications required by the provisions of the Certificate; and

(e) any other information required by the Insurance Department of the State where the Certificate was delivered.

                           LIMIT ON RIGHT TO CONTEST

    Hartford may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Certificate is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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Death Benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

                         MISSTATEMENT AS TO AGE OR SEX

    If the age or sex of the Insured is incorrectly stated, the amount of all benefits payable will be appropriately adjusted, as specified in the Certificate.

                                   ASSIGNMENT

    The Certificate may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

                                   DIVIDENDS

    No dividends will be paid under the Certificates.

                               EXPERIENCE CREDITS

    The Certificates issued under a Policy may be eligible for experience credits due to administrative savings. The amount of any experience credit may be paid in cash or applied to and used to increase the Investment Value.
                             SUPPLEMENTAL BENEFITS

    The following supplemental benefit may in the future be included in a Certificate, subject to the restrictions and limitations set forth therein.

                         MATURITY DATE EXTENSION RIDER

    We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain Death Benefit and premium restrictions apply. See "Federal Tax Considerations -- Income Taxation of Certificate Benefits."

                        EXECUTIVE OFFICERS AND DIRECTORS

                                        POSITION WITH HARTFORD;              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME; AGE                       YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
-------------------------------  -------------------------------------  -----------------------------------------------------------
Bossen, Wendell J., 64           Vice President, 1995**                 Vice President (1992-Present), Hartford Life and Accident
                                                                          Insurance Company; Vice President (1992-Present),
                                                                          Hartford Life Insurance Company; President
                                                                          (1992-Present), International Corporate Marketing Group,
                                                                          Inc.
Boyko, Gregory A., 46            Senior Vice President, Chief           Vice President & Controller (1995-1997), Hartford; Director
                                 Financial Officer &                      (1997-Present); Senior Vice President, Chief Financial
                                 Treasurer, 1997                          Officer & Treasurer (1997-Present); Vice President &
                                 Director, 1997*                          Controller (1995-1997), Hartford Life and Accident
                                                                          Insurance Company; Director (1997-Present); Senior Vice
                                                                          President, Chief Financial Officer & Treasurer
                                                                          (1997-Present); Vice President and Controller
                                                                          (1995-1997), Hartford Life Insurance Company; Senior Vice
                                                                          President, Chief Financial Officer & Treasurer
                                                                          (1997-Present), Hartford Life, Inc.; Chief Financial
                                                                          Officer (1994-1995), IMG American Life; Senior Vice
                                                                          President (1992-1994), Connecticut Mutual Life Insurance
                                                                          Company.
Cummins, Peter W., 60            Senior Vice President, 1997            Vice President (1993-1997), Hartford; Senior Vice
                                                                          President, (1997-Present); Vice President (1989-1997),
                                                                          Hartford Life and Accident Insurance Company; Senior Vice
                                                                          President (1997-Present); Vice President (1989-1997);
                                                                          Senior Vice President (1997-Present); Vice President
                                                                          (1989-1997), Hartford Life Insurance Company.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                        POSITION WITH HARTFORD;              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME; AGE                       YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
-------------------------------  -------------------------------------  -----------------------------------------------------------
de Raismes, Ann M., 47           Senior Vice President, 1997            Vice President (1994-1997), Hartford; Senior Vice President
                                 Director of Human Resources,             (1997-Present); Vice President (1994-1997); Assistant
                                 1994                                     Vice President (1992-1994); Director of Human Resources
                                                                          (1991-Present), Hartford Life and Accident Insurance
                                                                          Company; Senior Vice President (1997-Present); Vice
                                                                          President (1994-1997); Assistant Vice President
                                                                          (1992-1994); Director of Human Resources (1991-Present),
                                                                          Hartford Life Insurance Company; Vice President, Human
                                                                          Resources (1997-Present), Hartford Life, Inc.
Dooley, James R., 61             Vice President, 1993                   Director, Information Services (1973-1997), Hartford Life
                                                                          Insurance Company.
Fitch, Timothy M., 45            Vice President, 1995                   Vice President (1995-Present); Actuary (1994-Present);
                                 Actuary, 1997                            Assistant Vice President (1992-1995), Hartford Life and
                                                                          Accident Insurance Company; Vice President
                                                                          (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                          President (1992-1995), Hartford Life Insurance Company.
Foy, David T., 31                Vice President, 1998                   Assistant Vice President (1995-1998), Hartford; Vice
                                                                          President (1998-Present), Assistant Vice President
                                                                          (1995-1998), Hartford Life Insurance Company.
Garrett, J. Richard, 53          Vice President, 1994                   Treasurer (1994-1997), Hartford; Vice President
                                 Assistant Treasurer, 1997                (1993-Present); Assistant Treasurer (1997-Present);
                                                                          Treasurer (1984-1997), Hartford Life and Accident
                                                                          Insurance Company; Vice President, (1993-Present);
                                                                          Assistant Treasurer (1997-Present); Treasurer
                                                                          (1986-1997), Hartford Life Insurance Company; Vice
                                                                          President (1997-Present), Hartford Life, Inc.
Gillette, Donald J., 52          Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                          Vice President (1995-1997), Hartford Life and Accident
                                                                          Insurance Company; Assistant Vice President
                                                                          (1995-Present), Hartford Life Insurance Company.
Godfrey, William A., III, 41     Senior Vice President, 1997            Senior Vice President (1997- Present), Hartford; Senior
                                                                          Vice President (1997-Present), Hartford Life and Accident
                                                                          Insurance Company; Vice President Information Technology
                                                                          (1997-Present), Hartford Life, Inc.

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                                        POSITION WITH HARTFORD;              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME; AGE                       YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
-------------------------------  -------------------------------------  -----------------------------------------------------------
Godkin, Lynda, 44                Senior Vice President, 1997            Assistant General Counsel and Secretary (1994-1995),
                                 General Counsel, 1996                    Hartford; Director (1997-Present); Senior Vice President
                                 Corporate Secretary, 1996                (1997-Present); General Counsel (1996-Present); Corporate
                                 Director, 1997*                          Secretary (1995-Present); Associate General Counsel
                                                                          (1995-1996); Assistant General Counsel and Secretary
                                                                          (1994-1995); Counsel (1990-1994), Hartford Life and
                                                                          Accident Insurance Company; Senior Vice President
                                                                          (1997-Present); General Counsel (1996-Present); Corporate
                                                                          Secretary (1995-Present); Director (1997-Present);
                                                                          Associate General Counsel (1995-1996); Assistant General
                                                                          Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                                                          Hartford Life Insurance Company; Vice President and
                                                                          General Counsel (1997-Present), Hartford Life, Inc.
Grady, Lois W., 53               Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                                 Vice President, 1994                     (1993-1997); Assistant Vice President (1987-1993),
                                                                          Hartford Life and Accident Insurance Company; Senior Vice
                                                                          President (1998-Present); Vice President (1993-1997);
                                                                          Assistant Vice President (1987-1993), Hartford Life
                                                                          Insurance Company.
Graham, Christopher, 47          Vice President, 1997
Hunt, Mark E., 37                Vice President, 1998                   Assistant Vice President (1997-1998), Hartford; Vice
                                                                          President (1998-Present), Hartford Life and Accident
                                                                          Insurance Company.
Joyce, Stephen T., 39            Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                          Vice President (1994-1997), Hartford Life and Accident
                                                                          Insurance Company; Vice President (1997-Present);
                                                                          Assistant Vice President (1994-1997), Hartford Life
                                                                          Insurance Company.
Keeler, Michael D., 37           Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                          Insurance Company.
Kerzner, Robert A., 46           Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                                 Vice President, 1997                     (1994-1998), Hartford; Senior Vice President
                                                                          (1998-Present); Vice President (1994-1997); Regional Vice
                                                                          President (1991-1994), Hartford Life Insurance Company.
Levenson, David N., 31           Vice President, 1998                   Assistant Vice President (1997-1998), Hartford.
Malchodi, William B. Jr., 50     Vice President, 1994                   [Director of Taxes (1992-1998), Hartford;] Vice President
                                 Director of Taxes, 1992                  (1994-Present); Director of Taxes (1992-[1998] Present),
                                                                          Hartford Life and Accident Insurance Company; Vice
                                                                          President (1994-Present); Director of Taxes
                                                                          (1991-Present), Hartford Life Insurance Company.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                        POSITION WITH HARTFORD;              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME; AGE                       YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
-------------------------------  -------------------------------------  -----------------------------------------------------------
Marra, Thomas M., 39             Executive Vice President, 1996         Senior Vice President (1993-1996); Director of Individual
                                 Director, Individual Life and            Annuities (1991-1993), Hartford; Director (1994-Present);
                                 Annuity Division, 1993                   Executive Vice President (1995-Present); Director,
                                 Director, 1994*                          Individual Life and Annuity Division (1994-Present);
                                                                          Senior Vice President (1994-1995); Vice President
                                                                          (1989-1994); Actuary (1987-1997), Hartford Life and
                                                                          Accident Insurance Company; Director (1994-Present);
                                                                          Executive Vice President (1995-Present); Director,
                                                                          Individual Life and Annuity Division (1994-Present);
                                                                          Senior Vice President (1994-1995); Vice President
                                                                          (1989-1994); Actuary (1987-1995), Hartford Life Insurance
                                                                          Company; Executive Vice President, Individual Life and
                                                                          Annuities (1997-Present), Hartford Life, Inc.
Matthieson, Steven L., 53        Vice President, 1984                   Director of New Business (1984-1997), Hartford.
O'Halloran, C. Michael, 51       Vice President, 1997                   Vice President (1997-Present), Hartford Life and Accident
                                                                          Insurance Company; Vice President (1997-Present),
                                                                          Hartford Life Insurance Company; Corporate Secretary
                                                                          (1997-Present), Hartford Life, Inc.; Senior Associate
                                                                          General Counsel (1988-Present), Director of Corporate Law
                                                                          (1994-Present), The Hartford Financial Services Group.
O'Sullivan, Daniel E., 43        Vice President, 1998                   Vice President (1998-Present), Hartford; Vice President
                                                                          (1998-Present), Hartford Life Insurance Company.
Raymond, Craig R., 37            Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                                 Chief Actuary, 1994                      (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                          President (1997-Present); Chief Actuary (1995-Present);
                                                                          Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                                          Life and Accident Insurance Company; Senior Vice
                                                                          President (1997-Present); Chief Actuary (1994-Present);
                                                                          Vice President (1993-1997); Assistant Vice President
                                                                          (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                                          Company; Vice President and Chief Actuary (1997-Present),
                                                                          Hartford Life, Inc.
Schrandt, David T., 50           Vice President, 1987                   Treasurer (1987-1997); Controller (1987-1997), Hartford.
Smith, Lowndes A., 58            Chief Executive Officer, 1997          Chief Operating Officer (1989-1997), Hartford; Director
                                 President, 1989                          (1981-Present); President (1989-Present); Chief Executive
                                 Director, 1985*                          Officer (1997-Present); Chief Operating Officer
                                                                          (1989-1997), Hartford Life and Accident Insurance
                                                                          Company; Director (1981-Present); President
                                                                          (1989-Present), Chief Executive Officer (1997-Present);
                                                                          Chief Operating Officer (1989-1997), Hartford Life
                                                                          Insurance Company; Chief Executive Officer and President
                                                                          and Director (1997-Present), Hartford Life, Inc.

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                                        POSITION WITH HARTFORD;              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME; AGE                       YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
-------------------------------  -------------------------------------  -----------------------------------------------------------
Welsh, Walter C., 51             Senior Vice President, 1997            Senior Vice President (1997-Present); Vice President
                                                                          (1994-1997); Assistant Vice President (1992-1995),
                                                                          Hartford Life and Accident Insurance Company; Senior Vice
                                                                          President (1997-Present); Vice President (1995-1997);
                                                                          Assistant Vice President (1992-1995), Hartford Life
                                                                          Insurance Company; Vice President, Government Affairs
                                                                          (1997-Present), Hartford Life, Inc.
Znamierowski, David M., 38       Senior Vice President, 1997            Director (1998-Present); Senior Vice President
                                 Director, 1998                           (1997-Present), Hartford Life and Accident Insurance
                                                                          Company; Director (1998-Present); Senior Vice President
                                                                          (1997-Present); Director, Risk Management Strategy
                                                                          (1996-Present); Vice President (1997), Hartford Life
                                                                          Insurance Company; Vice President, Investment Strategy
                                                                          (1997-Present), Hartford Life, Inc.; Vice President,
                                                                          Investment Strategy & Policy, Aetna Life and Casualty
                                                                          Company.

    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

---------

 * Denotes date of election to Board of Directors of Hartford.

** Affiliated Company of The Hartford Financial Services Group, Inc.

                           DISTRIBUTION OF THE POLICY

    Hartford intends to sell the Policy in all jurisdictions where it is licensed to do business. The Policy will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), or certain other registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Policy. The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 6% of the premiums paid. In addition, expense allowances, service fees and asset-based trail commissions may be paid. The sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the second Certificate Anniversary.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is Usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institutions may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institutions of insurance products. These payments, which may be difference for difference broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

                   SAFEKEEPING OF THE SEPARATE ACCOUNT ASSETS

    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A GROUP POLICY DESCRIBED HEREIN.

    It should be understood that any detailed description of the Federal income tax consequences regarding the purchase of the Policy cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of Federal tax considerations is based upon Hartford's understanding of current Federal income tax laws as they are currently interpreted.

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Detailed Description of Certificate Benefits and Provisions -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.


    Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

                    INCOME TAXATION OF CERTIFICATE BENEFITS

    For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

    During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

    Hartford also believes that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

    Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.

    The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                          MODIFIED ENDOWMENT CONTRACTS

    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

    A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death

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benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment policy are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% additional tax, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment policy, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

    If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment policy rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

    All modified endowment policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment policy for the purpose of determining the taxable portion of any loan or distribution.

    Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.

                          DIVERSIFICATION REQUIREMENTS


    Section 817 of the Code provides that a variable life insurance policy (other than a pension plan policy) will not be treated as a life insurance policy for any period during which the investments made by the separate account underlying the policy are not adequately diversified in accordance with regulations prescribed by the Treasury. If a policy is not treated as a life insurance policy, the policy owner will be subject to income tax on the annual increases in cash value. The Treasury has issued diversification regulations which, among other things, generally require that no more than 55% of the value of the total assets of the segregated asset account (such as the Funds) underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the diversification standards are not met, non-pension policy owners will be subject to current tax on the increase in cash value in the policy.


    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or Owner must agree to pay the tax due for the period during which the diversification standards were not met. The amount required to be paid shall be an amount based upon the tax that would have been owed by the policy owner if they were treated as receiving the income on the policy for such period or periods.

                         FEDERAL INCOME TAX WITHHOLDING


    If any amounts are deemed to be current taxable income to the Owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Code.


                            OTHER TAX CONSIDERATIONS

    Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

                               LEGAL PROCEEDINGS

    There are no material legal proceedings pending to which the Separate Account is a party.

                                   YEAR 2000

    The Year 2000 issue relates to the ability or inability of computer systems to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many computer systems that are in use today were developed years ago when a year was identified using a two-digit field rather than a four-digit field. As information and data containing or related to the century date are introduced to computer hardware, software and other systems, date sensitive systems may recognize the year 2000 as 1900, or not at all, which may result in computer systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors and others, may also adversely affect any given company.

    As an insurance and financial services company, Hartford has thousands of individual and business customers

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

that have purchased or invested in insurance policies, annuities, mutual funds and other financial products. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payments dates and the like. In addition, Hartford has business relationships with numerous third parties that affect virtually all aspects of its business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products.

    Beginning in 1990, Hartford began working on making its computer systems Year 2000 ready, either by installing new programs or by replacing systems. In January 1998, Hartford commenced a company-wide program to further identify, assess and remediate the impact of Year 2000 problems in all of Hartford's business segments. Hartford currently anticipates that this internal program will be substantially completed by the end of 1998, and testing of computer systems will continue through 1999.

    In addition, as part of its Year 2000 program, Hartford is identifying third parties with which it has significant business relations in order to attempt to assess any potential impact on Hartford as a result of such third-party Year 2000 issues and remediation plans. Hartford currently anticipates that it will substantially complete this evaluation by the end of 1998, and will conduct systems testing with certain third parties through 1999. Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to successfully address their Year 2000 issues. Hartford will continue to assess Year 2000 risk exposures related to its own operations and its third-party relationships and is in the process of developing contingency plans.

    The costs of addressing the Year 2000 issue that have been incurred through the six months ended June 30, 1998 have not been material to Hartford's financial condition or results of operations. Hartford will continue to incur costs related to its Year 2000 efforts and does not anticipate that the costs to be incurred will be material to its financial condition or results of operations.

                                    EXPERTS

    The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory-basis financial statements of Hartford Life and Annuity Insurance Company (formerly ITT Hartford Life and Annuity Insurance Company) which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

    The hypothetical illustrations included in this Prospectus and Registration Statement have been approved by Pauline Gyllenhammer, ASA, MAAA, Senior Actuarial Associate, are included in reliance upon her opinion as to their reasonableness.

                             REGISTRATION STATEMENT

    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, Hartford, the Policies and the Certificates.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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                                   APPENDIX A
                   ILLUSTRATIONS OF DEATH BENEFIT, CASH VALUE
                            AND CASH SURRENDER VALUE

    The following tables illustrate how the Death Benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. The tables show how the Death Benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio Were a uniform, gross annual rate of 0%, 6% and 12%. The Death Benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. The tables assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.
    The tables on pages 34 to 45 illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The Death Benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

    The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other
estimated Portfolio expenses totaling    %. The    % figure is based on an
average of the current management fees and expenses of the available 25 Portfolios, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Portfolios associated with a
Certificate may be more or less than    %, will vary from year to year, and will
depend on how the Cash Value is allocated.

    As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

    Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums Were invested to earn interest, after taxes, at 5% compounded annually.

    Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

              PREMIUMS             CURRENT CHARGES*                    GUARANTEED CHARGES**
            ACCUMULATED   -----------------------------------   -----------------------------------
  END OF       AT 5%                      CASH                                  CASH
  POLICY      INTEREST       CASH       SURRENDER    DEATH         CASH       SURRENDER    DEATH
   YEAR       PER YEAR       VALUE        VALUE     BENEFIT        VALUE        VALUE     BENEFIT
  -------   ------------  -----------   ---------  ----------   -----------   ---------  ----------
      1         14,807         12,242     12,242      250,000        11,000     11,000      250,000
      2         30,355         24,223     24,223      250,000        21,805     21,805      250,000
      3         46,680         35,952     35,952      250,000        32,418     32,418      250,000
      4         63,821         47,463     47,463      250,000        42,846     42,846      250,000
      5         81,819         58,776     58,776      250,000        53,088     53,088      250,000
      6        100,717         70,004     70,004      250,000        63,152     63,152      250,000
      7        120,560         81,059     81,059      250,000        73,031     73,031      250,000
      8        126,588         79,409     79,409      250,000        70,438     70,438      250,000
      9        132,917         77,737     77,737      250,000        67,726     67,726      250,000
     10        139,563         76,033     76,033      250,000        64,873     64,873      250,000
     11        146,541         74,390     74,390      250,000        61,866     61,866      250,000
     12        153,868         72,678     72,678      250,000        58,682     58,682      250,000
     13        161,561         70,874     70,874      250,000        55,309     55,309      250,000
     14        169,639         68,973     68,973      250,000        51,725     51,725      250,000
     15        178,121         66,967     66,967      250,000        47,906     47,906      250,000
     16        187,027         64,783     64,783      250,000        43,817     43,817      250,000
     17        196,378         62,477     62,477      250,000        39,414     39,414      250,000
     18        206,197         60,032     60,032      250,000        34,640     34,640      250,000
     19        216,507         57,434     57,434      250,000        29,429     29,429      250,000
     20        227,332         54,664     54,664      250,000        23,710     23,710      250,000
     25        290,140         37,293     37,293      250,000            --         --           --
     30        370,300         10,376     10,376      250,000            --         --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

              PREMIUMS             CURRENT CHARGES*                    GUARANTEED CHARGES**
            ACCUMULATED   -----------------------------------   -----------------------------------
  END OF       AT 5%                      CASH                                  CASH
  POLICY      INTEREST       CASH       SURRENDER    DEATH         CASH       SURRENDER    DEATH
   YEAR       PER YEAR       VALUE        VALUE     BENEFIT        VALUE        VALUE     BENEFIT
  -------   ------------  -----------   ---------  ----------   -----------   ---------  ----------
      1         14,807         12,990     12,990      250,000        11,701     11,701      250,000
      2         30,355         26,482     26,482      250,000        23,897     23,897      250,000
      3         46,680         40,505     40,505      250,000        36,618     36,618      250,000
      4         63,821         55,118     55,118      250,000        49,895     49,895      250,000
      5         81,819         70,368     70,368      250,000        63,760     63,760      250,000
      6        100,717         86,393     86,393      250,000        78,249     78,249      250,000
      7        120,560        103,144    103,144      250,000        93,397     93,397      250,000
      8        126,588        107,366    107,366      250,000        96,210     96,210      250,000
      9        132,917        111,753    111,753      250,000        99,055     99,055      250,000
     10        139,563        116,307    116,307      250,000       101,924    101,924      250,000
     11        146,541        121,204    121,204      252,527       104,812    104,812      250,000
     12        153,868        126,269    126,269      256,053       107,714    107,714      250,000
     13        161,561        131,496    131,496      259,641       110,631    110,631      250,000
     14        169,639        136,892    136,892      263,292       113,561    113,561      250,000
     15        178,121        142,464    142,464      267,012       116,499    116,499      250,000
     16        187,027        148,173    148,173      270,740       119,434    119,434      250,000
     17        196,378        154,070    154,070      274,562       122,354    122,354      250,000
     18        206,197        160,160    160,160      278,502       125,242    125,242      250,000
     19        216,507        166,448    166,448      282,582       128,076    128,076      250,000
     20        227,332        172,939    172,939      286,816       130,838    130,838      250,000
     25        290,140        208,558    208,558      310,301       142,988    142,988      250,000
     30        370,300        249,843    249,843      338,301       149,364    149,364      250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

              PREMIUMS               CURRENT CHARGES*                     GUARANTEED CHARGES**
            ACCUMULATED   --------------------------------------  ------------------------------------
  END OF       AT 5%                       CASH                                   CASH
  POLICY      INTEREST        CASH       SURRENDER      DEATH        CASH       SURRENDER     DEATH
   YEAR       PER YEAR       VALUE         VALUE       BENEFIT       VALUE        VALUE      BENEFIT
  -------   ------------  ------------  -----------  -----------  -----------   ---------  -----------
      1         14,807          13,739      13,739       250,000       12,402     12,402       250,000
      2         30,355          28,831      28,831       250,000       26,075     26,075       250,000
      3         46,680          45,428      45,428       250,000       41,164     41,164       250,000
      4         63,821          63,726      63,726       250,000       57,834     57,834       250,000
      5         81,819          83,930      83,930       250,000       76,266     76,266       250,000
      6        100,717         106,346     106,346       254,254       96,669     96,669       250,000
      7        120,560         131,029     131,029       304,242      119,126    119,126       276,760
      8        126,588         144,219     144,219       325,337      130,105    130,105       293,671
      9        132,917         158,718     158,718       348,002      142,048    142,048       311,641
     10        139,563         174,649     174,649       372,360      155,028    155,028       330,737
     11        146,541         192,420     192,420       399,056      169,130    169,130       351,026
     12        153,868         211,937     211,937       427,791      184,442    184,442       372,584
     13        161,561         233,346     233,346       458,620      201,069    201,069       395,490
     14        169,639         256,831     256,831       491,698      219,118    219,118       419,827
     15        178,121         282,590     282,590       527,201      238,707    238,707       445,683
     16        187,027         310,746     310,746       565,175      259,951    259,951       473,153
     17        196,378         341,619     341,619       605,979      282,971    282,971       502,339
     18        206,197         375,461     375,461       649,878      307,889    307,889       533,345
     19        216,507         412,551     412,551       697,165      334,828    334,828       566,287
     20        227,332         453,189     453,189       748,137      363,924    363,924       601,285
     25        290,140         722,002     722,002     1,069,272      547,697    547,697       811,896
     30        370,300       1,142,549   1,142,549     1,539,940      813,034    813,034     1,097,032

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
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                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

              PREMIUMS              CURRENT CHARGES*                 GUARANTEED CHARGES**
             ACCUMULATED    --------------------------------   --------------------------------
  END OF        AT 5%                    CASH                               CASH
  POLICY      INTEREST        CASH     SURRENDER    DEATH        CASH     SURRENDER    DEATH
   YEAR       PER YEAR        VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
  -------   -------------   ---------  ---------  ----------   ---------  ---------  ----------
      1           14,807       12,231    12,231      262,264      10,947    10,947      261,056
      2           30,355       24,182    24,182      274,238      21,643    21,643      271,772
      3           46,680       35,848    35,848      285,928      32,083    32,083      282,233
      4           63,821       47,263    47,263      297,364      42,267    42,267      292,438
      5           81,819       58,442    58,442      308,562      52,184    52,184      302,378
      6          100,717       69,533    69,533      319,660      61,833    61,833      312,049
      7          120,560       80,416    80,416      330,561      71,194    71,194      321,434
      8          126,588       78,583    78,583      328,730      68,061    68,061      318,310
      9          132,917       76,716    76,716      326,866      64,786    64,786      315,047
     10          139,563       74,801    74,801      324,955      61,348    61,348      311,623
     11          146,541       72,923    72,923      323,074      57,733    57,733      308,022
     12          153,868       70,948    70,948      321,107      53,924    53,924      304,229
     13          161,561       68,849    68,849      319,018      49,913    49,913      300,235
     14          169,639       66,621    66,621      316,800      45,685    45,685      296,025
     15          178,121       64,258    64,258      314,448      41,224    41,224      291,583
     16          187,027       61,664    61,664      311,874      36,499    36,499      286,880
     17          196,378       58,922    58,922      309,144      31,477    31,477      281,883
     18          206,197       56,016    56,016      306,252      26,113    26,113      276,547
     19          216,507       52,934    52,934      303,184      20,357    20,357      270,823
     20          227,332       49,658    49,658      299,925      14,159    14,159      264,662
     25          290,140       29,569    29,569      279,945          --        --           --
     30          370,300          626       626      251,175          --        --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

              PREMIUMS             CURRENT CHARGES*                    GUARANTEED CHARGES**
            ACCUMULATED   -----------------------------------   -----------------------------------
  END OF       AT 5%                      CASH                                  CASH
  POLICY      INTEREST       CASH       SURRENDER    DEATH         CASH       SURRENDER    DEATH
   YEAR       PER YEAR       VALUE        VALUE     BENEFIT        VALUE        VALUE     BENEFIT
  -------   ------------  -----------   ---------  ----------   -----------   ---------  ----------
      1         14,807         12,979     12,979      262,949        11,645     11,645      261,697
      2         30,355         26,436     26,436      276,366        23,719     23,719      273,734
      3         46,680         40,387     40,387      290,275        36,234     36,234      286,212
      4         63,821         54,882     54,882      304,723        49,204     49,204      299,144
      5         81,819         69,956     69,956      319,748        62,638     62,638      312,538
      6        100,717         85,788     85,788      335,516        76,548     76,548      326,407
      7        120,560        102,284    102,284      351,956        90,933     90,933      340,752
      8        126,588        106,208    106,208      355,869        92,864     92,864      342,690
      9        132,917        110,245    110,245      359,897        94,690     94,690      344,524
     10        139,563        114,387    114,387      364,030        96,379     96,379      346,225
     11        146,541        118,789    118,789      368,409        97,910     97,910      347,770
     12        153,868        123,270    123,270      372,884        99,255     99,255      349,131
     13        161,561        127,806    127,806      377,415       100,396    100,396      350,289
     14        169,639        132,390    132,390      381,995       101,304    101,304      351,216
     15        178,121        137,020    137,020      386,621       101,948    101,948      351,883
     16        187,027        141,595    141,595      391,201       102,282    102,282      352,244
     17        196,378        146,195    146,195      395,799       102,254    102,254      352,246
     18        206,197        150,803    150,803      400,406       101,796    101,796      351,825
     19        216,507        155,406    155,406      405,009       100,832    100,832      350,904
     20        227,332        159,981    159,981      409,586        99,284     99,284      349,406
     25        290,140        181,433    181,433      431,089        80,071     80,071      330,541
     30        370,300        196,724    196,724      446,526        30,810     30,810      281,938

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

              PREMIUMS                CURRENT CHARGES*                        GUARANTEED CHARGES**
            ACCUMULATED   -----------------------------------------   -------------------------------------
  END OF       AT 5%                         CASH                                     CASH
  POLICY      INTEREST        CASH         SURRENDER      DEATH          CASH       SURRENDER     DEATH
   YEAR       PER YEAR        VALUE          VALUE       BENEFIT         VALUE        VALUE      BENEFIT
  -------   ------------  -------------   -----------  ------------   -----------   ---------  ------------
      1         14,807           13,727       13,727        263,631        12,343     12,343        262,336
      2         30,355           28,781       28,781        278,570        25,879     25,879        275,768
      3         46,680           45,294       45,294        294,955        40,726     40,726        290,500
      4         63,821           63,448       63,448        312,966        57,015     57,015        306,664
      5         81,819           83,426       83,426        332,786        74,884     74,884        324,395
      6        100,717          105,576      105,576        354,746        94,490     94,490        343,850
      7        120,560          129,993      129,993        378,966       115,992    115,992        365,186
      8        126,588          142,892      142,892        391,762       125,899    125,899        375,025
      9        132,917          157,076      157,076        405,834       136,645    136,645        385,698
     10        139,563          172,663      172,663        421,299       148,289    148,289        397,264
     11        146,541          190,058      190,058        438,536       160,911    160,911        409,801
     12        153,868          209,173      209,173        457,501       174,591    174,591        423,388
     13        161,561          230,160      230,160        478,324       189,429    189,429        438,126
     14        169,639          253,211      253,211        501,195       205,528    205,528        454,115
     15        178,121          278,537      278,537        526,323       222,998    222,998        471,465
     16        187,027          306,273      306,273        557,039       241,948    241,948        490,285
     17        196,378          336,701      336,701        597,255       262,491    262,491        510,690
     18        206,197          370,055      370,055        640,521       284,746    284,746        532,795
     19        216,507          406,610      406,610        687,125       308,830    308,830        556,720
     20        227,332          446,662      446,662        737,361       334,878    334,878        582,597
     25        290,140          711,598      711,598      1,053,863       500,718    500,718        747,343
     30        370,300        1,126,078    1,126,078      1,517,740       743,048    743,048      1,002,599

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

              PREMIUMS            CURRENT CHARGES*                 GUARANTEED CHARGES**
            ACCUMULATED    -------------------------------   --------------------------------
  END OF       AT 5%                    CASH                              CASH
  POLICY      INTEREST       CASH     SURRENDER   DEATH        CASH     SURRENDER    DEATH
   YEAR       PER YEAR       VALUE     VALUE     BENEFIT       VALUE      VALUE     BENEFIT
  -------   ------------   ---------  --------  ----------   ---------  ---------  ----------
      1           6,300        5,050    5,050      250,000       3,962     3,962      250,000
      2          12,915        9,934    9,934      250,000       7,796     7,796      250,000
      3          19,861       14,649   14,649      250,000      11,497    11,497      250,000
      4          27,154       19,229   19,229      250,000      15,066    15,066      250,000
      5          34,812       23,687   23,687      250,000      18,494    18,494      250,000
      6          42,853       28,159   28,159      250,000      21,781    21,781      250,000
      7          51,296       32,534   32,534      250,000      24,909    24,909      250,000
      8          60,161       36,930   36,930      250,000      27,987    27,987      250,000
      9          69,469       41,222   41,222      250,000      30,881    30,881      250,000
     10          79,242       45,400   45,400      250,000      33,575    33,575      250,000
     11          89,504       49,524   49,524      250,000      36,061    36,061      250,000
     12         100,279       53,511   53,511      250,000      38,328    38,328      250,000
     13         111,593       57,347   57,347      250,000      40,372    40,372      250,000
     14         123,473       61,030   61,030      250,000      42,183    42,183      250,000
     15         135,947       64,562   64,562      250,000      43,749    43,749      250,000
     16         149,044       67,879   67,879      250,000      45,047    45,047      250,000
     17         162,796       71,044   71,044      250,000      46,048    46,048      250,000
     18         177,236       74,051   74,051      250,000      46,715    46,715      250,000
     19         192,398       76,895   76,895      250,000      47,004    47,004      250,000
     20         208,318       79,570   79,570      250,000      46,869    46,869      250,000
     25         300,684       89,984   89,984      250,000      38,221    38,221      250,000
     30         418,569       93,946   93,946      250,000       7,529     7,529      250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

              PREMIUMS               CURRENT CHARGES*                   GUARANTEED CHARGES**
             ACCUMULATED    -----------------------------------   ---------------------------------
  END OF        AT 5%                     CASH                                  CASH
  POLICY      INTEREST         CASH     SURRENDER     DEATH          CASH     SURRENDER    DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT        VALUE       VALUE     BENEFIT
  -------   -------------   ----------  ---------  ------------   ----------  ---------  ----------
      1            6,300         5,364     5,364        250,000        4,237     4,237      250,000
      2           12,915        10,873    10,873        250,000        8,594     8,594      250,000
      3           19,861        16,532    16,532        250,000       13,071    13,071      250,000
      4           27,154        22,380    22,380        250,000       17,675    17,675      250,000
      5           34,812        28,439    28,439        250,000       22,404    22,404      250,000
      6           42,853        34,854    34,854        250,000       27,261    27,261      250,000
      7           51,296        41,530    41,530        250,000       32,239    32,239      250,000
      8           60,161        48,607    48,607        250,000       37,461    37,461      250,000
      9           69,469        55,970    55,970        250,000       42,801    42,801      250,000
     10           79,242        63,627    63,627        250,000       48,252    48,252      250,000
     11           89,504        71,685    71,685        250,000       53,819    53,819      250,000
     12          100,279        80,060    80,060        250,000       59,503    59,503      250,000
     13          111,593        88,758    88,758        250,000       65,312    65,312      250,000
     14          123,473        97,802    97,802        250,000       71,255    71,255      250,000
     15          135,947       107,217   107,217        250,000       77,339    77,339      250,000
     16          149,044       116,981   116,981        250,000       83,563    83,563      250,000
     17          162,796       127,175   127,175        250,000       89,928    89,928      250,000
     18          177,236       137,829   137,829        250,000       96,431    96,431      250,000
     19          192,398       148,970   148,970        252,910      103,070   103,070      250,000
     20          208,318       160,511   160,511        266,204      109,848   109,848      250,000
     25          300,684       224,484   224,484        333,997      146,534   146,534      250,000
     30          418,569       299,755   299,755        405,886      190,827   190,827      258,677

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

              PREMIUMS              CURRENT CHARGES*                 GUARANTEED CHARGES**
             ACCUMULATED    --------------------------------   ---------------------------------
  END OF        AT 5%                    CASH                                CASH
  POLICY      INTEREST        CASH     SURRENDER    DEATH         CASH     SURRENDER    DEATH
   YEAR       PER YEAR        VALUE      VALUE     BENEFIT       VALUE       VALUE     BENEFIT
  -------   -------------   ---------  ---------  ----------   ----------  ---------  ----------
      1            6,300        5,677     5,677      250,000        4,513     4,513      250,000
      2           12,915       11,850    11,850      250,000        9,426     9,426      250,000
      3           19,861       18,570    18,570      250,000       14,780    14,780      250,000
      4           27,154       25,927    25,927      250,000       20,624    20,624      250,000
      5           34,812       34,006    34,006      250,000       27,004    27,004      250,000
      6           42,853       43,019    43,019      250,000       33,981    33,981      250,000
      7           51,296       52,955    52,955      250,000       41,608    41,608      250,000
      8           60,161       64,048    64,048      250,000       50,086    50,086      250,000
      9           69,469       76,284    76,284      250,000       59,373    59,373      250,000
     10           79,242       89,784    89,784      250,000       69,555    69,555      250,000
     11           89,504      104,832   104,832      250,000       80,743    80,743      250,000
     12          100,279      121,467   121,467      250,000       93,062    93,062      250,000
     13          111,593      139,789   139,789      274,743      106,664   106,664      250,000
     14          123,473      159,910   159,910      306,145      121,722   121,722      250,000
     15          135,947      182,000   182,000      339,539      138,396   138,396      258,396
     16          149,044      206,182   206,182      374,996      156,527   156,527      284,905
     17          162,796      232,715   232,715      412,799      176,203   176,203      312,801
     18          177,236      261,816   261,816      453,172      197,533   197,533      342,180
     19          192,398      293,726   293,726      496,364      220,630   220,630      373,147
     20          208,318      328,706   328,706      542,637      245,614   245,614      405,811
     25          300,684      560,383   560,383      829,916      404,038   404,038      598,938
     30          418,569      923,352   923,352    1,244,505      633,898   633,898      855,322

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

              PREMIUMS              CURRENT CHARGES*                 GUARANTEED CHARGES**
             ACCUMULATED    --------------------------------   --------------------------------
  END OF        AT 5%                    CASH                               CASH
  POLICY      INTEREST        CASH     SURRENDER    DEATH        CASH     SURRENDER    DEATH
   YEAR       PER YEAR        VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
  -------   -------------   ---------  ---------  ----------   ---------  ---------  ----------
      1            6,300        5,046     5,046      255,070       3,942     3,942      254,041
      2           12,915        9,916     9,916      259,955       7,734     7,734      257,846
      3           19,861       14,606    14,606      264,660      11,372    11,372      261,497
      4           27,154       19,147    19,147      269,213      14,852    14,852      264,990
      5           34,812       23,551    23,551      273,628      18,165    18,165      268,316
      6           42,853       27,967    27,967      278,044      21,305    21,305      271,471
      7           51,296       32,273    32,273      282,358      24,252    24,252      274,434
      8           60,161       36,583    36,583      286,678      27,110    27,110      277,309
      9           69,469       40,769    40,769      290,875      29,740    29,740      279,958
     10           79,242       44,819    44,819      294,936      32,120    32,120      282,358
     11           89,504       48,783    48,783      298,907      34,237    34,237      284,498
     12          100,279       52,572    52,572      302,711      36,077    36,077      286,361
     13          111,593       56,162    56,162      306,317      37,633    37,633      287,940
     14          123,473       59,547    59,547      309,719      38,891    38,891      289,223
     15          135,947       62,725    62,725      312,914      39,835    39,835      290,193
     16          149,044       65,599    65,599      315,813      40,437    40,437      290,823
     17          162,796       68,253    68,253      318,485      40,664    40,664      291,081
     18          177,236       70,672    70,672      320,924      40,473    40,473      290,925
     19          192,398       72,845    72,845      323,118      39,814    39,814      290,305
     20          208,318       74,756    74,756      325,050      38,640    38,640      289,173
     25          300,684       79,599    79,599      330,030      23,720    23,720      274,513
     30          418,569       74,006    74,006      324,636          --        --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                     CASH                                CASH
  POLICY      INTEREST         CASH     SURRENDER    DEATH         CASH     SURRENDER    DEATH
   YEAR       PER YEAR        VALUE       VALUE     BENEFIT       VALUE       VALUE     BENEFIT
  -------   -------------   ----------  ---------  ----------   ----------  ---------  ----------
      1            6,300         5,359     5,359      255,357        4,215     4,215      254,295
      2           12,915        10,854    10,854      260,841        8,526     8,526      258,597
      3           19,861        16,484    16,484      266,459       12,927    12,927      262,991
      4           27,154        22,283    22,283      272,244       17,419    17,419      267,475
      5           34,812        28,271    28,271      278,216       21,993    21,993      272,042
      6           42,853        34,607    34,607      284,522       26,644    26,644      276,686
      7           51,296        41,180    41,180      291,076       31,353    31,353      281,391
      8           60,161        48,123    48,123      297,997       36,230    36,230      286,263
      9           69,469        55,315    55,315      305,168       41,134    41,134      291,165
     10           79,242        62,754    62,754      312,585       46,039    46,039      296,070
     11           89,504        70,528    70,528      320,331       50,932    50,932      300,963
     12          100,279        78,540    78,540      328,323       55,789    55,789      305,824
     13          111,593        86,769    86,769      336,533       60,600    60,600      310,638
     14          123,473        95,219    95,219      344,965       65,343    65,343      315,388
     15          135,947       103,895   103,895      353,621       69,995    69,995      320,047
     16          149,044       112,704   112,704      362,419       74,518    74,518      324,581
     17          162,796       121,735   121,735      371,432       78,866    78,866      328,944
     18          177,236       130,981   130,981      380,659       82,983    82,983      333,081
     19          192,398       140,437   140,437      390,097       86,799    86,799      336,922
     20          208,318       150,092   150,092      399,735       90,246    90,246      340,401
     25          300,684       200,723   200,723      450,306       99,598    99,598      349,996
     30          418,569       252,661   252,661      502,251       85,961    85,961      336,887

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

              PREMIUMS               CURRENT CHARGES*                 GUARANTEED CHARGES**
             ACCUMULATED    ----------------------------------  --------------------------------
  END OF        AT 5%                     CASH                               CASH
  POLICY      INTEREST         CASH     SURRENDER     DEATH       CASH     SURRENDER    DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE      VALUE     BENEFIT
  -------   -------------   ----------  ---------  -----------  ---------  ---------  ----------
      1            6,300         5,672     5,672       255,643      4,490     4,490      254,547
      2           12,915        11,829    11,829       261,758      9,351     9,351      259,376
      3           19,861        18,514    18,514       268,397     14,616    14,616      264,606
      4           27,154        25,812    25,812       275,642     20,320    20,320      270,271
      5           34,812        33,799    33,799       283,569     26,496    26,496      276,407
      6           42,853        42,703    42,703       292,393     33,186    33,186      283,052
      7           51,296        52,489    52,489       302,102     40,421    40,421      290,239
      8           60,161        63,378    63,378       312,905     48,370    48,370      298,136
      9           69,469        75,341    75,341       324,774     56,952    56,952      306,663
     10           79,242        88,476    88,476       337,807     66,206    66,206      315,859
     11           89,504       103,031   103,031       352,238     76,188    76,188      325,777
     12          100,279       119,005   119,005       368,088     86,951    86,951      336,472
     13          111,593       136,516   136,516       385,464     98,566    98,566      348,013
     14          123,473       155,721   155,721       404,522    111,105   111,105      360,471
     15          135,947       176,793   176,793       425,431    124,642   124,642      373,921
     16          149,044       199,827   199,827       448,294    139,246   139,246      388,432
     17          162,796       225,114   225,114       473,385    154,990   154,990      404,077
     18          177,236       252,878   252,878       500,932    171,940   171,940      420,922
     19          192,398       283,365   283,365       531,182    190,165   190,165      439,036
     20          208,318       316,844   316,844       564,400    209,741   209,741      458,494
     25          300,684       540,277   540,277       800,140    331,491   331,491      579,515
     30          418,569       891,524   891,524     1,201,606    502,933   502,933      750,014

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    PART II

               CONTENTS OF REGISTRATION STATEMENT
               ----------------------------------

This Registration Statement comprises the following papers and documents:

       The facing sheet.


       The prospectuses consisting of 85 pages.


       The undertaking to file reports.

       The Rule 484 undertaking.

       The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.


       (A1) Resolution of Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)


       (A2)   Not applicable.

       (A3a)  Principal Underwriting Agreement. (1)

       (A3b)  Form of Selling Agreements. (2)

       (A3c)  Not Applicable.

       (A4)   Not Applicable.

       (A5) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy. (1)

       (A6a)  Charter of Hartford. (3)

       (A6b)  Bylaws of Hartford.  (2)

       (A7)   Not Applicable.

-----------------

       (1) Incorporated by reference to the Initial Submission to the Registration Statement File No. 33-63731, filed on October 30, 1995.

       (2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement File No. 33-63731, filed on May 21, 1996.

       (3) Incorporated by reference to the Post-Effective Amendement No. 4 to the Registration Statement File No. 33-63731, filed on February 18, 1998.

       (A8)   Not Applicable.

       (A9)   Not Applicable.

       (A10) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies. 1

       (A11)  Memorandum describing transfer and redemption procedures. 1


(2) Opinion and Counsel of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.


(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

(4)    Not applicable.


(5) Opinion and Consent of Pauline Gyllenhammer, FSA, MAAA to be filed by Amendment.

(6) Consent of Arthur Andersen LLP, Independent Public Accountants to be filed by Amendment.


(7)    Copy of Power of Attorney.

                   REPRESENTATION OF REASONABLENESS OF FEES
                   ----------------------------------------

Hartford Life and Annuity Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                          UNDERTAKING TO FILE REPORTS
                          ---------------------------

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6e-3(T)
------------------------------------------------------------

1. ICMG Registered Variable Life Separate Account One meets the definition of "Separate Account" under Rule 6e-3(T).

2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support the any representation in as to the reasonableness of fees.

                           UNDERTAKING ON INDEMNIFICATION
                           ------------------------------

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat.
Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.


Additionally, the directors and officers of Hartford and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.


Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      SIGNATURES
                                      ----------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the Town of Simsbury, and the State of Connecticut on the 22nd day of January, 1999.



                                   HARTFORD LIFE AND ANNUITY INSURANCE
                                   COMPANY ICMG REGISTERED VARIABLE LIFE
                                   SEPARATE ACCOUNT ONE
                                   (Registrant)

                                   By:   /s/ Gregory A. Boyko
                                       ---------------------------------------
                                       Gregory A. Boyko, Senior Vice President


                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:   /s/ Gregory A. Boyko
                                       ---------------------------------------
                                       Gregory A. Boyko, Senior Vice President




Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the date indicated.



Gregory A. Boyko, Senior Vice
    President, Director *
Lynda Godkin, Senior Vice President
    General Counsel and Corporate
    Secretary, Director *
Thomas M. Marra, Executive Vice           *By:   /s/ Marianne O'Doherty
   President and Director , Individual           ----------------------
   Life and Annuity Division, Director *         Marianne O'Doherty
Lowndes A. Smith, President and                  Attorney-In-Fact
   Chief Executive Officer,
   Director *                             Dated:  January 22, 1999
David M. Znamierowski,                            ---------------------
   Senior Vice President,
   Director *

                                   EXHIBIT INDEX
                                   --------------



(2) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary

(7)           Copy of Power of Attorney